UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNYX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$42.00	0.42%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$480M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLYX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$77.00	0.77%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$480M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXLZX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$87.00	0.87%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$480M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAKX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$45.00	0.45%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$389M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXAGX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$80.00	0.80%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$389M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXAHX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$90.00	0.90%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$389M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXQBX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$47.00	0.47%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,277M
Total number of portfolio holdings	27
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXELX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$82.00	0.82%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,277M
Total number of portfolio holdings	27
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXFLX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$92.00	0.92%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,277M
Total number of portfolio holdings	27
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAYX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$50.00	0.50%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$629M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXATX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$85.00	0.85%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$629M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXAUX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$95.00	0.95%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$629M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTBX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$53.00	0.53%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,429M
Total number of portfolio holdings	27
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXKLX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$88.00	0.88%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,429M
Total number of portfolio holdings	27
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXLLX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$97.00	0.97%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,429M
Total number of portfolio holdings	27
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBGX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$54.00	0.54%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$512M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBDX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$89.00	0.89%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$512M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXBEX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$99.00	0.99%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$512M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXWEX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$56.00	0.56%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,066M
Total number of portfolio holdings	27
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXQLX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$91.00	0.91%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,066M
Total number of portfolio holdings	27
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXRLX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$101.00	1.01%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,066M
Total number of portfolio holdings	27
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBSX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$57.00	0.57%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$370M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBOX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$92.00	0.92%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$370M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXBQX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$102.00	1.02%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$370M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZHX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$57.00	0.57%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$562M
Total number of portfolio holdings	26
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXWLX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$92.00	0.92%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$562M
Total number of portfolio holdings	26
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXXLX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$102.00	1.02%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$562M
Total number of portfolio holdings	26
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGUX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$58.00	0.58%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74M
Total number of portfolio holdings	26
Total advisory fee paid	$0.0M(a)
Portfolio turnover rate as of the end of the reporting period	10%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGNX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$93.00	0.93%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74M
Total number of portfolio holdings	26
Total advisory fee paid	$0.0M(a)
Portfolio turnover rate as of the end of the reporting period	10%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXGQX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$103.00	1.03%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74M
Total number of portfolio holdings	26
Total advisory fee paid	$0.0M(a)
Portfolio turnover rate as of the end of the reporting period	10%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,901,698	Empower Bond Index Fund Institutional Class(a)	$ 49,043,108
2,868,404	Empower Core Bond Fund Institutional Class(a)	24,094,595
3,468,945	Empower Global Bond Fund Institutional Class(a)	26,225,226
1,412,677	Empower High Yield Bond Fund Institutional Class(a)	13,858,358
7,193,457	Empower Inflation-Protected Securities Fund Institutional Class(a)	64,669,179
2,359,435	Empower Multi-Sector Bond Fund Institutional Class(a)	19,559,719
2,862,164	Empower Short Duration Bond Fund Institutional Class(a)	27,762,993

TOTAL BOND MUTUAL FUNDS — 46.89% (Cost $250,392,598)		$225,213,178
EQUITY MUTUAL FUNDS
317,470	American Century Real Estate Fund Class R6	7,752,615
896,926	DFA International Real Estate Securities Portfolio Institutional Class	3,139,244
165,598	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,670,880
742,465	Empower Emerging Markets Equity Fund Institutional Class(a)	6,942,050
963,247	Empower International Growth Fund Institutional Class(a)	9,391,658
1,834,664	Empower International Index Fund Institutional Class(a)	19,924,454
1,196,811	Empower International Value Fund Institutional Class(a)	10,531,937
1,475,788	Empower Large Cap Growth Fund Institutional Class(a)	18,093,162
2,562,406	Empower Large Cap Value Fund Institutional Class(a)	19,474,282
767,472	Empower Mid Cap Value Fund Institutional Class(a)	6,730,727
496,630	Empower Real Estate Index Fund Institutional Class(a)	4,166,725
Shares		Fair Value
Equity Mutual Funds — (continued)
4,196,957	Empower S&P 500® Index Fund Institutional Class(a)	$ 37,646,705
1,929,555	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	16,092,487
1,092,435	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,068,053
60,364	Empower Small Cap Growth Fund Institutional Class(a)	680,308
542,311	Empower Small Cap Value Fund Institutional Class(a)	3,769,063
1,227,584	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,746,052
644,091	Fidelity® Emerging Markets Index Fund Institutional Class	6,930,418
96,240	Janus Henderson Triton Fund Class N	2,650,438

TOTAL EQUITY MUTUAL FUNDS — 39.64% (Cost $187,447,356)		$190,401,258
Account Balance
FIXED INTEREST CONTRACT
64,814,459(b)	Empower of America Contract(a) 1.85%(c)	64,814,459

TOTAL FIXED INTEREST CONTRACT — 13.50% (Cost $64,814,459)		$64,814,459
TOTAL INVESTMENTS — 100.03% (Cost $502,654,413)		$480,428,895
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(152,051)
TOTAL NET ASSETS — 100.00%		$480,276,844

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,135,339	Empower Bond Index Fund Institutional Class(a)	$ 42,674,668
2,498,858	Empower Core Bond Fund Institutional Class(a)	20,990,407
2,822,249	Empower Global Bond Fund Institutional Class(a)	21,336,206
1,229,245	Empower High Yield Bond Fund Institutional Class(a)	12,058,892
4,649,690	Empower Inflation-Protected Securities Fund Institutional Class(a)	41,800,710
2,050,292	Empower Multi-Sector Bond Fund Institutional Class(a)	16,996,924
1,912,845	Empower Short Duration Bond Fund Institutional Class(a)	18,554,593

TOTAL BOND MUTUAL FUNDS — 44.88% (Cost $188,270,448)		$174,412,400
EQUITY MUTUAL FUNDS
259,107	American Century Real Estate Fund Class R6	6,327,399
777,534	DFA International Real Estate Securities Portfolio Institutional Class	2,721,367
146,571	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,478,897
712,189	Empower Emerging Markets Equity Fund Institutional Class(a)	6,658,963
897,523	Empower International Growth Fund Institutional Class(a)	8,750,851
1,710,765	Empower International Index Fund Institutional Class(a)	18,578,910
1,117,314	Empower International Value Fund Institutional Class(a)	9,832,362
1,290,770	Empower Large Cap Growth Fund Institutional Class(a)	15,824,836
2,257,038	Empower Large Cap Value Fund Institutional Class(a)	17,153,488
670,424	Empower Mid Cap Value Fund Institutional Class(a)	5,879,621
405,036	Empower Real Estate Index Fund Institutional Class(a)	3,398,253
Shares		Fair Value
Equity Mutual Funds — (continued)
3,670,877	Empower S&P 500® Index Fund Institutional Class(a)	$ 32,927,769
1,699,373	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	14,172,769
1,062,092	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,871,738
59,004	Empower Small Cap Growth Fund Institutional Class(a)	664,971
522,133	Empower Small Cap Value Fund Institutional Class(a)	3,628,825
1,073,218	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,772,006
618,628	Fidelity® Emerging Markets Index Fund Institutional Class	6,656,436
93,406	Janus Henderson Triton Fund Class N	2,572,413

TOTAL EQUITY MUTUAL FUNDS — 43.97% (Cost $163,355,361)		$170,871,874
Account Balance
FIXED INTEREST CONTRACT
43,451,165(b)	Empower of America Contract(a) 1.85%(c)	43,451,165

TOTAL FIXED INTEREST CONTRACT — 11.18% (Cost $43,451,165)		$43,451,165
TOTAL INVESTMENTS — 100.03% (Cost $395,076,974)		$388,735,439
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(120,707)
TOTAL NET ASSETS — 100.00%		$388,614,732

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,134,286	Empower Bond Index Fund Institutional Class(a)	$ 142,385,917
8,350,101	Empower Core Bond Fund Institutional Class(a)	70,140,844
8,950,569	Empower Global Bond Fund Institutional Class(a)	67,666,300
4,121,878	Empower High Yield Bond Fund Institutional Class(a)	40,435,618
11,558,965	Empower Inflation-Protected Securities Fund Institutional Class(a)	103,915,097
6,856,886	Empower Multi-Sector Bond Fund Institutional Class(a)	56,843,588
4,971,449	Empower Short Duration Bond Fund Institutional Class(a)	48,223,053

TOTAL BOND MUTUAL FUNDS — 41.47% (Cost $581,755,688)		$529,610,417
EQUITY MUTUAL FUNDS
871,629	American Century Real Estate Fund Class R6	21,285,173
2,714,955	DFA International Real Estate Securities Portfolio Institutional Class	9,502,342
530,381	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,351,547
2,836,961	Empower Emerging Markets Equity Fund Institutional Class(a)	26,525,588
3,452,791	Empower International Growth Fund Institutional Class(a)	33,664,713
6,582,634	Empower International Index Fund Institutional Class(a)	71,487,403
4,295,582	Empower International Value Fund Institutional Class(a)	37,801,120
4,686,136	Empower Large Cap Growth Fund Institutional Class(a)	57,452,026
8,173,707	Empower Large Cap Value Fund Institutional Class(a)	62,120,177
2,438,798	Empower Mid Cap Value Fund Institutional Class(a)	21,388,256
Shares		Fair Value
Equity Mutual Funds — (continued)
1,368,224	Empower Real Estate Index Fund Institutional Class(a)	$ 11,479,404
13,331,524	Empower S&P 500® Index Fund Institutional Class(a)	119,583,774
6,156,957	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	51,349,019
4,260,789	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	27,567,309
229,205	Empower Small Cap Growth Fund Institutional Class(a)	2,583,141
2,110,650	Empower Small Cap Value Fund Institutional Class(a)	14,669,018
3,915,792	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,708,648
2,461,538	Fidelity® Emerging Markets Index Fund Institutional Class	26,486,153
377,196	Janus Henderson Triton Fund Class N	10,387,968

TOTAL EQUITY MUTUAL FUNDS — 49.75% (Cost $627,870,179)		$635,392,779
Account Balance
FIXED INTEREST CONTRACT
112,579,354(b)	Empower of America Contract(a) 1.85%(c)	112,579,354

TOTAL FIXED INTEREST CONTRACT — 8.81% (Cost $112,579,354)		$112,579,354
TOTAL INVESTMENTS — 100.03% (Cost $1,322,205,221)		$1,277,582,550
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(414,382)
TOTAL NET ASSETS — 100.00%		$1,277,168,168

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,980,152	Empower Bond Index Fund Institutional Class(a)	$ 66,315,062
3,876,799	Empower Core Bond Fund Institutional Class(a)	32,565,111
3,994,042	Empower Global Bond Fund Institutional Class(a)	30,194,958
1,911,221	Empower High Yield Bond Fund Institutional Class(a)	18,749,076
3,910,258	Empower Inflation-Protected Securities Fund Institutional Class(a)	35,153,221
3,179,712	Empower Multi-Sector Bond Fund Institutional Class(a)	26,359,816
1,789,947	Empower Short Duration Bond Fund Institutional Class(a)	17,362,487

TOTAL BOND MUTUAL FUNDS — 36.04% (Cost $238,588,152)		$226,699,731
EQUITY MUTUAL FUNDS
436,295	American Century Real Estate Fund Class R6	10,654,321
1,432,829	DFA International Real Estate Securities Portfolio Institutional Class	5,014,900
292,585	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,952,185
1,725,570	Empower Emerging Markets Equity Fund Institutional Class(a)	16,134,081
2,038,913	Empower International Growth Fund Institutional Class(a)	19,879,401
3,879,929	Empower International Index Fund Institutional Class(a)	42,136,031
2,539,686	Empower International Value Fund Institutional Class(a)	22,349,237
2,608,119	Empower Large Cap Growth Fund Institutional Class(a)	31,975,539
4,553,158	Empower Large Cap Value Fund Institutional Class(a)	34,603,998
1,359,702	Empower Mid Cap Value Fund Institutional Class(a)	11,924,584
684,262	Empower Real Estate Index Fund Institutional Class(a)	5,740,954
Shares		Fair Value
Equity Mutual Funds — (continued)
7,400,864	Empower S&P 500® Index Fund Institutional Class(a)	$ 66,385,751
3,434,144	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	28,640,760
2,613,823	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	16,911,436
141,826	Empower Small Cap Growth Fund Institutional Class(a)	1,598,379
1,288,165	Empower Small Cap Value Fund Institutional Class(a)	8,952,748
2,178,112	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,743,887
1,497,017	Fidelity® Emerging Markets Index Fund Institutional Class	16,107,900
229,755	Janus Henderson Triton Fund Class N	6,327,461

TOTAL EQUITY MUTUAL FUNDS — 57.56% (Cost $351,011,996)		$362,033,553
Account Balance
FIXED INTEREST CONTRACT
40,452,885(b)	Empower of America Contract(a) 1.85%(c)	40,452,885

TOTAL FIXED INTEREST CONTRACT — 6.43% (Cost $40,452,885)		$40,452,885
TOTAL INVESTMENTS — 100.03% (Cost $630,053,033)		$629,186,169
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(194,816)
TOTAL NET ASSETS — 100.00%		$628,991,353

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,116,460	Empower Bond Index Fund Institutional Class(a)	$ 125,617,788
7,335,236	Empower Core Bond Fund Institutional Class(a)	61,615,979
7,324,341	Empower Global Bond Fund Institutional Class(a)	55,372,015
3,631,564	Empower High Yield Bond Fund Institutional Class(a)	35,625,639
5,214,551	Empower Inflation-Protected Securities Fund Institutional Class(a)	46,878,814
6,024,350	Empower Multi-Sector Bond Fund Institutional Class(a)	49,941,860
2,609,688	Empower Short Duration Bond Fund Institutional Class(a)	25,313,974

TOTAL BOND MUTUAL FUNDS — 28.01% (Cost $434,169,885)		$400,366,069
EQUITY MUTUAL FUNDS
1,002,375	American Century Real Estate Fund Class R6	24,477,995
3,456,267	DFA International Real Estate Securities Portfolio Institutional Class	12,096,935
763,242	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,701,107
4,911,632	Empower Emerging Markets Equity Fund Institutional Class(a)	45,923,762
5,648,476	Empower International Growth Fund Institutional Class(a)	55,072,646
10,779,225	Empower International Index Fund Institutional Class(a)	117,062,383
7,046,139	Empower International Value Fund Institutional Class(a)	62,006,027
6,833,201	Empower Large Cap Growth Fund Institutional Class(a)	83,775,048
11,924,850	Empower Large Cap Value Fund Institutional Class(a)	90,628,863
3,557,385	Empower Mid Cap Value Fund Institutional Class(a)	31,198,265
Shares		Fair Value
Equity Mutual Funds — (continued)
1,569,387	Empower Real Estate Index Fund Institutional Class(a)	$ 13,167,155
19,460,389	Empower S&P 500® Index Fund Institutional Class(a)	174,559,689
8,971,469	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	74,822,055
7,455,921	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	48,239,811
399,594	Empower Small Cap Growth Fund Institutional Class(a)	4,503,420
3,671,013	Empower Small Cap Value Fund Institutional Class(a)	25,513,540
5,697,301	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	35,949,972
4,262,857	Fidelity® Emerging Markets Index Fund Institutional Class	45,868,339
651,719	Janus Henderson Triton Fund Class N	17,948,331

TOTAL EQUITY MUTUAL FUNDS — 67.90% (Cost $952,211,014)		$970,515,343
Account Balance
FIXED INTEREST CONTRACT
58,928,673(b)	Empower of America Contract(a) 1.85%(c)	58,928,673

TOTAL FIXED INTEREST CONTRACT — 4.12% (Cost $58,928,673)		$58,928,673
TOTAL INVESTMENTS — 100.03% (Cost $1,445,309,572)		$1,429,810,085
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(474,899)
TOTAL NET ASSETS — 100.00%		$1,429,335,186

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,909,429	Empower Bond Index Fund Institutional Class(a)	$ 32,487,351
1,901,095	Empower Core Bond Fund Institutional Class(a)	15,969,199
1,844,210	Empower Global Bond Fund Institutional Class(a)	13,942,229
939,429	Empower High Yield Bond Fund Institutional Class(a)	9,215,795
887,200	Empower Inflation-Protected Securities Fund Institutional Class(a)	7,975,927
1,564,072	Empower Multi-Sector Bond Fund Institutional Class(a)	12,966,156
506,280	Empower Short Duration Bond Fund Institutional Class(a)	4,910,915

TOTAL BOND MUTUAL FUNDS — 19.04% (Cost $100,500,557)		$97,467,572
EQUITY MUTUAL FUNDS
364,322	American Century Real Estate Fund Class R6	8,896,746
1,311,479	DFA International Real Estate Securities Portfolio Institutional Class	4,590,178
308,988	Empower Ariel Mid Cap Value Fund Institutional Class(a)	3,117,684
2,168,585	Empower Emerging Markets Equity Fund Institutional Class(a)	20,276,271
2,419,999	Empower International Growth Fund Institutional Class(a)	23,594,988
4,615,043	Empower International Index Fund Institutional Class(a)	50,119,369
3,014,686	Empower International Value Fund Institutional Class(a)	26,529,236
2,763,696	Empower Large Cap Growth Fund Institutional Class(a)	33,882,914
4,821,533	Empower Large Cap Value Fund Institutional Class(a)	36,643,648
1,438,456	Empower Mid Cap Value Fund Institutional Class(a)	12,615,263
567,929	Empower Real Estate Index Fund Institutional Class(a)	4,764,925
Shares		Fair Value
Equity Mutual Funds — (continued)
7,861,163	Empower S&P 500® Index Fund Institutional Class(a)	$ 70,514,633
3,632,284	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	30,293,250
3,267,999	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	21,143,953
175,653	Empower Small Cap Growth Fund Institutional Class(a)	1,979,605
1,611,951	Empower Small Cap Value Fund Institutional Class(a)	11,203,056
2,310,369	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,578,426
1,882,572	Fidelity® Emerging Markets Index Fund Institutional Class	20,256,476
287,868	Janus Henderson Triton Fund Class N	7,927,887

TOTAL EQUITY MUTUAL FUNDS — 78.74% (Cost $396,523,045)		$402,928,508
Account Balance
FIXED INTEREST CONTRACT
11,510,956(b)	Empower of America Contract(a) 1.85%(c)	11,510,956

TOTAL FIXED INTEREST CONTRACT — 2.25% (Cost $11,510,956)		$11,510,956
TOTAL INVESTMENTS — 100.03% (Cost $508,534,558)		$511,907,036
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(164,510)
TOTAL NET ASSETS — 100.00%		$511,742,526

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,392,463	Empower Bond Index Fund Institutional Class(a)	$ 44,811,371
2,617,449	Empower Core Bond Fund Institutional Class(a)	21,986,570
2,489,637	Empower Global Bond Fund Institutional Class(a)	18,821,655
1,294,049	Empower High Yield Bond Fund Institutional Class(a)	12,694,623
686,954	Empower Inflation-Protected Securities Fund Institutional Class(a)	6,175,717
2,154,176	Empower Multi-Sector Bond Fund Institutional Class(a)	17,858,119
505,228	Empower Short Duration Bond Fund Institutional Class(a)	4,900,714

TOTAL BOND MUTUAL FUNDS — 11.94% (Cost $135,740,896)		$127,248,769
EQUITY MUTUAL FUNDS
771,340	American Century Real Estate Fund Class R6	18,836,131
2,881,486	DFA International Real Estate Securities Portfolio Institutional Class	10,085,202
696,568	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,028,369
5,267,393	Empower Emerging Markets Equity Fund Institutional Class(a)	49,250,128
5,728,567	Empower International Growth Fund Institutional Class(a)	55,853,526
10,922,794	Empower International Index Fund Institutional Class(a)	118,621,541
7,132,772	Empower International Value Fund Institutional Class(a)	62,768,391
6,178,242	Empower Large Cap Growth Fund Institutional Class(a)	75,745,244
10,785,413	Empower Large Cap Value Fund Institutional Class(a)	81,969,136
3,217,559	Empower Mid Cap Value Fund Institutional Class(a)	28,217,993
Shares		Fair Value
Equity Mutual Funds — (continued)
1,197,788	Empower Real Estate Index Fund Institutional Class(a)	$ 10,049,439
17,550,306	Empower S&P 500® Index Fund Institutional Class(a)	157,426,249
8,135,496	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	67,850,034
7,894,928	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	51,080,181
433,520	Empower Small Cap Growth Fund Institutional Class(a)	4,885,775
3,886,567	Empower Small Cap Value Fund Institutional Class(a)	27,011,641
5,169,829	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,621,622
4,572,022	Fidelity® Emerging Markets Index Fund Institutional Class	49,194,953
693,295	Janus Henderson Triton Fund Class N	19,093,350

TOTAL EQUITY MUTUAL FUNDS — 87.01% (Cost $911,070,801)		$927,588,905
Account Balance
FIXED INTEREST CONTRACT
11,507,837(b)	Empower of America Contract(a) 1.85%(c)	11,507,837

TOTAL FIXED INTEREST CONTRACT — 1.08% (Cost $11,507,837)		$11,507,837
TOTAL INVESTMENTS — 100.03% (Cost $1,058,319,534)		$1,066,345,511
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(358,594)
TOTAL NET ASSETS — 100.00%		$1,065,986,917

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,352,739	Empower Bond Index Fund Institutional Class(a)	$ 11,241,262
653,909	Empower Core Bond Fund Institutional Class(a)	5,492,832
614,930	Empower Global Bond Fund Institutional Class(a)	4,648,871
324,893	Empower High Yield Bond Fund Institutional Class(a)	3,187,205
61,757	Empower Inflation-Protected Securities Fund Institutional Class(a)	555,192
538,495	Empower Multi-Sector Bond Fund Institutional Class(a)	4,464,120
87,837	Empower Short Duration Bond Fund Institutional Class(a)	852,020

TOTAL BOND MUTUAL FUNDS — 8.22% (Cost $31,316,487)		$30,441,502
EQUITY MUTUAL FUNDS
270,924	American Century Real Estate Fund Class R6	6,615,955
1,050,057	DFA International Real Estate Securities Portfolio Institutional Class	3,675,199
245,207	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,474,139
2,026,376	Empower Emerging Markets Equity Fund Institutional Class(a)	18,946,619
2,138,307	Empower International Growth Fund Institutional Class(a)	20,848,493
4,071,091	Empower International Index Fund Institutional Class(a)	44,212,046
2,660,579	Empower International Value Fund Institutional Class(a)	23,413,097
2,181,400	Empower Large Cap Growth Fund Institutional Class(a)	26,743,959
3,801,335	Empower Large Cap Value Fund Institutional Class(a)	28,890,146
1,134,885	Empower Mid Cap Value Fund Institutional Class(a)	9,952,943
424,280	Empower Real Estate Index Fund Institutional Class(a)	3,559,710
Shares		Fair Value
Equity Mutual Funds — (continued)
6,197,179	Empower S&P 500® Index Fund Institutional Class(a)	$ 55,588,693
2,871,772	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	23,950,578
2,992,943	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	19,364,343
163,345	Empower Small Cap Growth Fund Institutional Class(a)	1,840,901
1,472,621	Empower Small Cap Value Fund Institutional Class(a)	10,234,716
1,823,468	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,506,081
1,758,136	Fidelity® Emerging Markets Index Fund Institutional Class	18,917,543
263,635	Janus Henderson Triton Fund Class N	7,260,520

TOTAL EQUITY MUTUAL FUNDS — 91.28% (Cost $329,016,804)		$337,995,681
Account Balance
FIXED INTEREST CONTRACT
1,963,635(b)	Empower of America Contract(a) 1.85%(c)	1,963,635

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $1,963,635)		$1,963,635
TOTAL INVESTMENTS — 100.03% (Cost $362,296,926)		$370,400,818
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(118,887)
TOTAL NET ASSETS — 100.00%		$370,281,931

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,825,288	Empower Bond Index Fund Institutional Class(a)	$ 15,168,143
886,394	Empower Core Bond Fund Institutional Class(a)	7,445,707
837,751	Empower Global Bond Fund Institutional Class(a)	6,333,400
441,800	Empower High Yield Bond Fund Institutional Class(a)	4,334,054
730,224	Empower Multi-Sector Bond Fund Institutional Class(a)	6,053,559
86,925	Empower Short Duration Bond Fund Institutional Class(a)	843,168

TOTAL BOND MUTUAL FUNDS — 7.14% (Cost $42,585,246)		$40,178,031
EQUITY MUTUAL FUNDS
413,690	American Century Real Estate Fund Class R6	10,102,320
1,674,626	DFA International Real Estate Securities Portfolio Institutional Class	5,861,192
366,773	Empower Ariel Mid Cap Value Fund Institutional Class(a)	3,700,737
3,272,993	Empower Emerging Markets Equity Fund Institutional Class(a)	30,602,482
3,364,329	Empower International Growth Fund Institutional Class(a)	32,802,213
6,407,255	Empower International Index Fund Institutional Class(a)	69,582,785
4,179,883	Empower International Value Fund Institutional Class(a)	36,782,970
3,245,496	Empower Large Cap Growth Fund Institutional Class(a)	39,789,779
5,654,909	Empower Large Cap Value Fund Institutional Class(a)	42,977,309
1,690,442	Empower Mid Cap Value Fund Institutional Class(a)	14,825,180
652,339	Empower Real Estate Index Fund Institutional Class(a)	5,473,128
9,226,730	Empower S&P 500® Index Fund Institutional Class(a)	82,763,768
Shares		Fair Value
Equity Mutual Funds — (continued)
4,271,025	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 35,620,347
4,780,731	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	30,931,328
258,868	Empower Small Cap Growth Fund Institutional Class(a)	2,917,441
2,352,987	Empower Small Cap Value Fund Institutional Class(a)	16,353,261
2,708,331	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,089,566
2,839,709	Fidelity® Emerging Markets Index Fund Institutional Class	30,555,270
421,228	Janus Henderson Triton Fund Class N	11,600,607

TOTAL EQUITY MUTUAL FUNDS — 92.53% (Cost $508,860,712)		$520,331,683
Account Balance
FIXED INTEREST CONTRACT
2,023,876(b)	Empower of America Contract(a) 1.85%(c)	2,023,876

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $2,023,876)		$2,023,876
TOTAL INVESTMENTS — 100.03% (Cost $553,469,834)		$562,533,590
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(180,447)
TOTAL NET ASSETS — 100.00%		$562,353,143

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
223,709	Empower Bond Index Fund Institutional Class(a)	$ 1,859,020
108,486	Empower Core Bond Fund Institutional Class(a)	911,286
108,908	Empower Global Bond Fund Institutional Class(a)	823,344
54,047	Empower High Yield Bond Fund Institutional Class(a)	530,196
89,570	Empower Multi-Sector Bond Fund Institutional Class(a)	742,538
10,627	Empower Short Duration Bond Fund Institutional Class(a)	103,083

TOTAL BOND MUTUAL FUNDS — 6.75% (Cost $4,918,537)		$4,969,467
EQUITY MUTUAL FUNDS
54,594	American Century Real Estate Fund Class R6	1,333,173
232,644	DFA International Real Estate Securities Portfolio Institutional Class	814,255
46,653	Empower Ariel Mid Cap Value Fund Institutional Class(a)	470,730
451,668	Empower Emerging Markets Equity Fund Institutional Class(a)	4,223,095
451,732	Empower International Growth Fund Institutional Class(a)	4,404,383
860,857	Empower International Index Fund Institutional Class(a)	9,348,912
562,832	Empower International Value Fund Institutional Class(a)	4,952,924
412,100	Empower Large Cap Growth Fund Institutional Class(a)	5,052,343
719,077	Empower Large Cap Value Fund Institutional Class(a)	5,464,985
214,277	Empower Mid Cap Value Fund Institutional Class(a)	1,879,210
86,064	Empower Real Estate Index Fund Institutional Class(a)	722,077
Shares		Fair Value
Equity Mutual Funds — (continued)
1,173,086	Empower S&P 500® Index Fund Institutional Class(a)	$10,522,583
541,725	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	4,517,983
648,623	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	4,196,592
35,101	Empower Small Cap Growth Fund Institutional Class(a)	395,586
319,126	Empower Small Cap Value Fund Institutional Class(a)	2,217,927
343,372	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,166,678
392,185	Fidelity® Emerging Markets Index Fund Institutional Class	4,219,913
56,896	Janus Henderson Triton Fund Class N	1,566,925

TOTAL EQUITY MUTUAL FUNDS — 92.94% (Cost $63,387,112)		$68,470,274
Account Balance
FIXED INTEREST CONTRACT
250,339(b)	Empower of America Contract(a) 1.85%(c)	250,339

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $250,339)		$250,339
TOTAL INVESTMENTS — 100.03% (Cost $68,555,988)		$73,690,080
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(21,914)
TOTAL NET ASSETS — 100.00%		$73,668,166

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$459,956,180	$370,457,824	$1,209,920,914
Investments at fair value, unaffiliated(b)	20,472,715	18,277,615	67,661,636
Subscriptions receivable	84,153	133,967	1,687,849
Receivable for investments sold	211,280	533,690	696,188
Total Assets	480,724,328	389,403,096	1,279,966,587
LIABILITIES:
Payable for distribution fees	10,000	1,049	32,223
Payable for investments purchased	23,683	20,987	91,372
Payable for shareholder services fees	115,219	95,699	294,654
Payable to investment adviser	26,832	23,959	87,505
Redemptions payable	271,750	646,670	2,292,665
Total Liabilities	447,484	788,364	2,798,419
NET ASSETS	$480,276,844	$388,614,732	$1,277,168,168
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,940,323	$3,761,624	$10,648,421
Paid-in capital in excess of par	515,924,907	423,404,650	1,353,560,121
Undistributed/accumulated deficit	(39,588,386)	(38,551,542)	(87,040,374)
NET ASSETS	$480,276,844	$388,614,732	$1,277,168,168
NET ASSETS BY CLASS
Investor Class	$293,112,784	$344,838,617	$666,939,332
Service Class	$135,022,076	$14,234,880	$434,399,326
Institutional Class	$52,141,984	$29,541,235	$175,829,510
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	120,000,000	25,000,000	235,000,000
Institutional Class	80,000,000	22,000,000	180,000,000
Issued and Outstanding
Investor Class	22,239,767	33,395,483	47,806,862
Service Class	10,273,372	1,362,281	31,185,207
Institutional Class	6,890,086	2,858,478	27,492,144
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.18	$10.33	$13.95
Service Class	$13.14	$10.45	$13.93
Institutional Class	$7.57	$10.33	$6.40
(a) Cost of investments, affiliated	$480,509,269	$376,707,886	$1,249,587,877
(b) Cost of investments, unaffiliated	$22,145,144	$18,369,088	$72,617,344
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$591,081,587	$1,329,418,485	$470,235,749
Investments at fair value, unaffiliated(b)	38,104,582	100,391,600	41,671,287
Subscriptions receivable	1,237,887	3,149,955	826,361
Total Assets	630,424,056	1,432,960,040	512,733,397
LIABILITIES:
Payable for distribution fees	3,087	40,686	2,265
Payable for investments purchased	737,830	2,646,474	656,141
Payable for shareholder services fees	145,061	319,120	118,752
Payable to investment adviser	46,668	115,093	43,493
Redemptions payable	500,057	503,481	170,220
Total Liabilities	1,432,703	3,624,854	990,871
NET ASSETS	$628,991,353	$1,429,335,186	$511,742,526
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,855,634	$12,362,229	$4,671,247
Paid-in capital in excess of par	652,617,448	1,460,772,147	515,275,593
Undistributed/accumulated deficit	(29,481,729)	(43,799,190)	(8,204,314)
NET ASSETS	$628,991,353	$1,429,335,186	$511,742,526
NET ASSETS BY CLASS
Investor Class	$503,155,822	$645,623,786	$416,323,671
Service Class	$42,390,623	$550,101,630	$30,834,387
Institutional Class	$83,444,908	$233,609,770	$64,584,468
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	280,000,000	35,000,000
Institutional Class	75,000,000	190,000,000	70,000,000
Issued and Outstanding
Investor Class	46,895,914	45,714,375	38,080,299
Service Class	3,902,998	39,576,076	2,780,357
Institutional Class	7,757,432	38,331,834	5,851,816
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.73	$14.12	$10.93
Service Class	$10.86	$13.90	$11.09
Institutional Class	$10.76	$6.09	$11.04
(a) Cost of investments, affiliated	$591,665,873	$1,337,041,545	$465,680,149
(b) Cost of investments, unaffiliated	$38,387,160	$108,268,027	$42,854,409
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$969,135,875	$333,931,601	$504,414,201
Investments at fair value, unaffiliated(b)	97,209,636	36,469,217	58,119,389
Subscriptions receivable	1,661,166	351,428	1,006,482
Receivable for investments sold	-	89,511	-
Total Assets	1,068,006,677	370,841,757	563,540,072
LIABILITIES:
Payable for distribution fees	28,414	1,966	17,825
Payable for investments purchased	1,166,129	220,612	436,100
Payable for shareholder services fees	235,998	83,692	111,706
Payable to investment adviser	94,182	33,229	50,916
Redemptions payable	495,037	220,327	570,382
Total Liabilities	2,019,760	559,826	1,186,929
NET ASSETS	$1,065,986,917	$370,281,931	$562,353,143
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,090,587	$3,183,789	$5,076,699
Paid-in capital in excess of par	1,066,576,441	359,832,009	562,778,886
Undistributed/accumulated earnings (deficit)	(9,680,111)	7,266,133	(5,502,442)
NET ASSETS	$1,065,986,917	$370,281,931	$562,353,143
NET ASSETS BY CLASS
Investor Class	$501,371,272	$287,786,911	$177,587,490
Service Class	$385,482,530	$26,740,040	$241,555,160
Institutional Class	$179,133,115	$55,754,980	$143,210,493
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	115,000,000	35,000,000
Service Class	170,000,000	35,000,000	105,000,000
Institutional Class	160,000,000	65,000,000	105,000,000
Issued and Outstanding
Investor Class	34,578,008	24,791,847	9,644,796
Service Class	27,974,568	2,273,800	13,640,459
Institutional Class	28,353,296	4,772,241	27,481,730
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.50	$11.61	$18.41
Service Class	$13.78	$11.76	$17.71
Institutional Class	$6.32	$11.68	$5.21
(a) Cost of investments, affiliated	$953,895,757	$325,420,030	$492,678,800
(b) Cost of investments, unaffiliated	$104,423,777	$36,876,896	$60,791,034
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
Empower Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$65,755,814
Investments at fair value, unaffiliated(b)	7,934,266
Subscriptions receivable	217,438
Total Assets	73,907,518
LIABILITIES:
Payable for distribution fees	206
Payable for investments purchased	209,958
Payable for shareholder services fees	15,148
Payable to investment adviser	6,560
Redemptions payable	7,480
Total Liabilities	239,352
NET ASSETS	$73,668,166
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$664,911
Paid-in capital in excess of par	69,403,200
Undistributed/accumulated earnings	3,600,055
NET ASSETS	$73,668,166
NET ASSETS BY CLASS
Investor Class	$54,341,221
Service Class	$2,858,015
Institutional Class	$16,468,930
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	4,913,373
Service Class	256,932
Institutional Class	1,478,805
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.06
Service Class	$11.12
Institutional Class	$11.14
(a) Cost of investments, affiliated	$61,055,528
(b) Cost of investments, unaffiliated	$7,500,460
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$591,288	$379,250	$990,225
Dividends, unaffiliated	87,326	69,779	234,318
Total Income	678,614	449,029	1,224,543
EXPENSES:
Management fees	286,862	221,952	734,967
Shareholder services fees – Investor Class	506,676	568,809	1,064,789
Shareholder services fees – Service Class	238,910	26,593	776,281
Distribution fees – Service Class	67,879	7,552	220,588
Total Expenses	1,100,327	824,906	2,796,625
Less management fees waived	113,004	72,445	189,131
Net Expenses	987,323	752,461	2,607,494
NET INVESTMENT LOSS	(308,709)	(303,432)	(1,382,951)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(2,672,065)	(5,432,558)	(6,836,431)
Net realized loss on investments, unaffiliated	(765,151)	(743,858)	(1,980,508)
Net Realized Loss	(3,437,216)	(6,176,416)	(8,816,939)
Net change in unrealized appreciation on investments, affiliated	19,438,148	19,407,684	57,788,488
Net change in unrealized appreciation on investments, unaffiliated	995,656	1,028,032	3,245,197
Net Change in Unrealized Appreciation	20,433,804	20,435,716	61,033,685
Net Realized and Unrealized Gain	16,996,588	14,259,300	52,216,746
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,687,879	$13,955,868	$50,833,795
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$333,311	$515,860	$93,949
Dividends, unaffiliated	114,665	269,115	94,780
Total Income	447,976	784,975	188,729
EXPENSES:
Management fees	338,860	820,346	273,134
Shareholder services fees – Investor Class	788,451	1,049,960	645,696
Shareholder services fees – Service Class	67,392	957,129	48,998
Distribution fees – Service Class	19,156	271,939	13,932
Total Expenses	1,213,859	3,099,374	981,760
Less management fees waived	63,606	98,543	17,932
Net Expenses	1,150,253	3,000,831	963,828
NET INVESTMENT LOSS	(702,277)	(2,215,856)	(775,099)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(4,882,800)	531,782	(1,931,264)
Net realized loss on investments, unaffiliated	(835,508)	(1,975,013)	(625,275)
Net Realized Loss	(5,718,308)	(1,443,231)	(2,556,539)
Net change in unrealized appreciation on investments, affiliated	31,346,130	74,011,309	30,002,516
Net change in unrealized appreciation on investments, unaffiliated	1,727,293	4,638,453	1,874,809
Net Change in Unrealized Appreciation	33,073,423	78,649,762	31,877,325
Net Realized and Unrealized Gain	27,355,115	77,206,531	29,320,786
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,652,838	$74,990,675	$28,545,687
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$99,145	$18,108	$17,305
Dividends, unaffiliated	205,751	71,157	109,622
Total Income	304,896	89,265	126,927
EXPENSES:
Management fees	601,122	201,722	314,605
Shareholder services fees – Investor Class	800,902	456,512	275,335
Shareholder services fees – Service Class	659,881	43,202	411,329
Distribution fees – Service Class	187,491	12,278	116,876
Total Expenses	2,249,396	713,714	1,118,145
Less management fees waived	18,935	3,122	3,304
Net Expenses	2,230,461	710,592	1,114,841
NET INVESTMENT LOSS	(1,925,565)	(621,327)	(987,914)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(979,726)	(877,496)	(23,773)
Net realized loss on investments, unaffiliated	(1,237,943)	(552,435)	(969,179)
Net Realized Loss	(2,217,669)	(1,429,931)	(992,952)
Net change in unrealized appreciation on investments, affiliated	68,370,462	24,143,038	36,254,233
Net change in unrealized appreciation on investments, unaffiliated	4,349,684	1,780,003	2,951,174
Net Change in Unrealized Appreciation	72,720,146	25,923,041	39,205,407
Net Realized and Unrealized Gain	70,502,477	24,493,110	38,212,455
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,576,912	$23,871,783	$37,224,541
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
Empower Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$6,318
Dividends, unaffiliated	13,741
Total Income	20,059
EXPENSES:
Management fees	36,720
Shareholder services fees – Investor Class	81,390
Shareholder services fees – Service Class	3,836
Distribution fees – Service Class	1,089
Total Expenses	123,035
Less amount waived by distributor - Service Class	5
Less management fees waived	364
Net Expenses	122,666
NET INVESTMENT LOSS	(102,607)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(588,630)
Net realized loss on investments, unaffiliated	(99,087)
Net Realized Loss	(687,717)
Net change in unrealized appreciation on investments, affiliated	4,713,915
Net change in unrealized appreciation on investments, unaffiliated	361,324
Net Change in Unrealized Appreciation	5,075,239
Net Realized and Unrealized Gain	4,387,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,284,915
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2015 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(308,709)	$13,768,892
Net realized gain (loss)	(3,437,216)	9,285,139
Net change in unrealized appreciation	20,433,804	27,067,633
Net Increase in Net Assets Resulting from Operations	16,687,879	50,121,664
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(12,801,178)
Service Class	-	(6,403,827)
Institutional Class	-	(4,395,000)
From Net Investment Income and Net Realized Gains	0	(23,600,005)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	17,050,716	38,711,877
Service Class	5,489,447	11,858,454
Institutional Class	3,868,473	12,407,160
Shares issued in reinvestment of distributions
Investor Class	-	12,801,178
Service Class	-	6,403,827
Institutional Class	-	4,395,000
Shares redeemed
Investor Class	(30,389,979)	(83,687,767)
Service Class	(18,825,455)	(66,298,790)
Institutional Class	(9,271,538)	(13,782,549)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,078,336)	(77,191,610)
Total Decrease in Net Assets	(15,390,457)	(50,669,951)
NET ASSETS:
Beginning of Period	495,667,301	546,337,252
End of Period	$480,276,844	$495,667,301
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,318,510	3,117,849
Service Class	426,409	955,496
Institutional Class	519,798	1,692,156
Shares issued in reinvestment of distributions
Investor Class	-	1,022,585
Service Class	-	513,754
Institutional Class	-	603,998
Shares redeemed
Investor Class	(2,349,398)	(6,720,479)
Service Class	(1,460,563)	(5,360,868)
Institutional Class	(1,250,551)	(1,890,384)
Net Decrease	(2,795,795)	(6,065,893)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2020 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(303,432)	$9,931,162
Net realized loss	(6,176,416)	(10,881,749)
Net change in unrealized appreciation	20,435,716	38,578,849
Net Increase in Net Assets Resulting from Operations	13,955,868	37,628,262
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(14,504,351)
Service Class	-	(747,485)
Institutional Class	-	(1,594,254)
From Net Investment Income and Net Realized Gains	0	(16,846,090)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	65,969,640	146,096,318
Service Class	1,298,243	2,972,208
Institutional Class	1,816,531	3,598,884
Shares issued in reinvestment of distributions
Investor Class	-	14,504,351
Service Class	-	747,485
Institutional Class	-	1,594,254
Shares redeemed
Investor Class	(53,938,876)	(177,826,322)
Service Class	(4,433,152)	(5,273,110)
Institutional Class	(3,703,807)	(10,690,096)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,008,579	(24,276,028)
Total Increase (Decrease) in Net Assets	20,964,447	(3,493,856)
NET ASSETS:
Beginning of Period	367,650,285	371,144,141
End of Period	$388,614,732	$367,650,285
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,520,340	15,022,567
Service Class	126,103	303,002
Institutional Class	180,049	370,135
Shares issued in reinvestment of distributions
Investor Class	-	1,484,711
Service Class	-	75,687
Institutional Class	-	163,000
Shares redeemed
Investor Class	(5,337,564)	(18,340,012)
Service Class	(431,758)	(536,855)
Institutional Class	(364,428)	(1,108,357)
Net Increase (Decrease)	692,742	(2,566,122)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2025 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(1,382,951)	$32,450,490
Net realized gain (loss)	(8,816,939)	30,033,685
Net change in unrealized appreciation	61,033,685	73,959,977
Net Increase in Net Assets Resulting from Operations	50,833,795	136,444,152
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(25,139,220)
Service Class	-	(20,245,762)
Institutional Class	-	(18,647,458)
From Net Investment Income and Net Realized Gains	0	(64,032,440)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	184,416,527	285,593,476
Service Class	27,946,502	57,950,821
Institutional Class	17,496,814	34,686,720
Shares issued in reinvestment of distributions
Investor Class	-	25,139,220
Service Class	-	20,245,762
Institutional Class	-	18,647,458
Shares redeemed
Investor Class	(120,060,313)	(311,202,210)
Service Class	(74,739,284)	(190,787,580)
Institutional Class	(27,380,239)	(57,111,335)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,680,007	(116,837,668)
Total Increase (Decrease) in Net Assets	58,513,802	(44,425,956)
NET ASSETS:
Beginning of Period	1,218,654,366	1,263,080,322
End of Period	$1,277,168,168	$1,218,654,366
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,508,403	21,911,446
Service Class	2,052,933	4,468,139
Institutional Class	2,795,806	5,562,081
Shares issued in reinvestment of distributions
Investor Class	-	1,912,807
Service Class	-	1,544,978
Institutional Class	-	3,036,196
Shares redeemed
Investor Class	(8,793,982)	(23,950,441)
Service Class	(5,475,925)	(14,709,214)
Institutional Class	(4,384,336)	(9,245,352)
Net Decrease	(297,101)	(9,469,360)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2030 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(702,277)	$12,917,435
Net realized gain (loss)	(5,718,308)	2,071,454
Net change in unrealized appreciation	33,073,423	43,255,228
Net Increase in Net Assets Resulting from Operations	26,652,838	58,244,117
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(20,455,242)
Service Class	-	(1,817,444)
Institutional Class	-	(4,192,503)
From Net Investment Income and Net Realized Gains	0	(26,465,189)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	164,259,826	244,999,736
Service Class	8,586,612	11,657,743
Institutional Class	16,687,082	16,000,090
Shares issued in reinvestment of distributions
Investor Class	-	20,455,242
Service Class	-	1,817,444
Institutional Class	-	4,192,503
Shares redeemed
Investor Class	(88,833,172)	(216,211,648)
Service Class	(4,546,266)	(14,764,532)
Institutional Class	(10,899,328)	(15,469,286)
Net Increase in Net Assets Resulting from Capital Share Transactions	85,254,754	52,677,292
Total Increase in Net Assets	111,907,592	84,456,220
NET ASSETS:
Beginning of Period	517,083,761	432,627,541
End of Period	$628,991,353	$517,083,761
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,670,704	24,571,137
Service Class	806,665	1,164,394
Institutional Class	1,583,145	1,594,606
Shares issued in reinvestment of distributions
Investor Class	-	2,027,722
Service Class	-	178,226
Institutional Class	-	414,661
Shares redeemed
Investor Class	(8,453,670)	(21,700,584)
Service Class	(430,186)	(1,452,481)
Institutional Class	(1,038,019)	(1,566,717)
Net Increase	8,138,639	5,230,964
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2035 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(2,215,856)	$32,353,339
Net realized gain (loss)	(1,443,231)	44,485,660
Net change in unrealized appreciation	78,649,762	98,503,997
Net Increase in Net Assets Resulting from Operations	74,990,675	175,342,996
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(23,876,820)
Service Class	-	(23,812,090)
Institutional Class	-	(22,774,938)
From Net Investment Income and Net Realized Gains	0	(70,463,848)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	119,321,258	232,022,212
Service Class	38,083,847	79,142,886
Institutional Class	30,869,435	52,785,317
Shares issued in reinvestment of distributions
Investor Class	-	23,876,820
Service Class	-	23,812,090
Institutional Class	-	22,774,938
Shares redeemed
Investor Class	(81,555,510)	(216,124,947)
Service Class	(84,418,667)	(197,270,289)
Institutional Class	(20,867,353)	(61,322,473)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,433,010	(40,303,446)
Total Increase in Net Assets	76,423,685	64,575,702
NET ASSETS:
Beginning of Period	1,352,911,501	1,288,335,799
End of Period	$1,429,335,186	$1,352,911,501
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,690,465	18,059,596
Service Class	2,819,666	6,255,594
Institutional Class	5,233,146	9,004,657
Shares issued in reinvestment of distributions
Investor Class	-	1,828,691
Service Class	-	1,856,354
Institutional Class	-	3,959,780
Shares redeemed
Investor Class	(5,931,091)	(16,845,388)
Service Class	(6,260,305)	(15,610,533)
Institutional Class	(3,512,429)	(10,660,583)
Net Increase (Decrease)	1,039,452	(2,151,832)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2040 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(775,099)	$9,239,372
Net realized gain (loss)	(2,556,539)	12,309,414
Net change in unrealized appreciation	31,877,325	32,184,273
Net Increase in Net Assets Resulting from Operations	28,545,687	53,733,059
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(17,007,238)
Service Class	-	(1,235,917)
Institutional Class	-	(3,054,757)
From Net Investment Income and Net Realized Gains	0	(21,297,912)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	106,667,200	156,232,293
Service Class	6,917,852	6,793,780
Institutional Class	10,331,833	15,310,496
Shares issued in reinvestment of distributions
Investor Class	-	17,007,238
Service Class	-	1,235,917
Institutional Class	-	3,054,757
Shares redeemed
Investor Class	(49,977,156)	(115,056,377)
Service Class	(3,063,512)	(10,978,969)
Institutional Class	(5,022,783)	(12,036,258)
Net Increase in Net Assets Resulting from Capital Share Transactions	65,853,434	61,562,877
Total Increase in Net Assets	94,399,121	93,998,024
NET ASSETS:
Beginning of Period	417,343,405	323,345,381
End of Period	$511,742,526	$417,343,405
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,055,280	15,728,737
Service Class	645,449	676,677
Institutional Class	961,765	1,529,557
Shares issued in reinvestment of distributions
Investor Class	-	1,691,776
Service Class	-	121,383
Institutional Class	-	300,981
Shares redeemed
Investor Class	(4,716,403)	(11,635,136)
Service Class	(285,668)	(1,085,578)
Institutional Class	(471,001)	(1,211,407)
Net Increase	6,189,422	6,116,990
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2045 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(1,925,565)	$20,801,967
Net realized gain (loss)	(2,217,669)	44,115,233
Net change in unrealized appreciation	72,720,146	75,623,581
Net Increase in Net Assets Resulting from Operations	68,576,912	140,540,781
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(17,933,081)
Service Class	-	(16,936,603)
Institutional Class	-	(17,154,838)
From Net Investment Income and Net Realized Gains	0	(52,024,522)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	94,480,008	156,601,698
Service Class	34,203,776	64,797,581
Institutional Class	18,335,241	33,557,389
Shares issued in reinvestment of distributions
Investor Class	-	17,933,081
Service Class	-	16,936,603
Institutional Class	-	17,154,838
Shares redeemed
Investor Class	(55,930,188)	(105,553,215)
Service Class	(59,751,884)	(135,811,887)
Institutional Class	(11,980,954)	(32,139,460)
Net Increase in Net Assets Resulting from Capital Share Transactions	19,355,999	33,476,628
Total Increase in Net Assets	87,932,911	121,992,887
NET ASSETS:
Beginning of Period	978,054,006	856,061,119
End of Period	$1,065,986,917	$978,054,006
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,722,247	12,116,546
Service Class	2,565,084	5,273,046
Institutional Class	2,998,622	5,659,798
Shares issued in reinvestment of distributions
Investor Class	-	1,363,316
Service Class	-	1,356,443
Institutional Class	-	2,935,002
Shares redeemed
Investor Class	(3,974,728)	(8,174,874)
Service Class	(4,498,669)	(11,043,856)
Institutional Class	(1,960,531)	(5,513,314)
Net Increase	1,852,025	3,972,107
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2050 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(621,327)	$6,337,529
Net realized gain (loss)	(1,429,931)	13,421,317
Net change in unrealized appreciation	25,923,041	20,954,211
Net Increase in Net Assets Resulting from Operations	23,871,783	40,713,057
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(11,457,117)
Service Class	-	(1,132,088)
Institutional Class	-	(2,487,507)
From Net Investment Income and Net Realized Gains	0	(15,076,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	65,827,568	114,675,693
Service Class	5,504,551	7,108,669
Institutional Class	9,231,939	11,878,006
Shares issued in reinvestment of distributions
Investor Class	-	11,457,117
Service Class	-	1,132,088
Institutional Class	-	2,487,507
Shares redeemed
Investor Class	(37,215,284)	(49,254,373)
Service Class	(3,869,377)	(10,262,618)
Institutional Class	(3,945,072)	(7,096,728)
Net Increase in Net Assets Resulting from Capital Share Transactions	35,534,325	82,125,361
Total Increase in Net Assets	59,406,108	107,761,706
NET ASSETS:
Beginning of Period	310,875,823	203,114,117
End of Period	$370,281,931	$310,875,823
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,863,191	11,050,566
Service Class	484,671	679,559
Institutional Class	820,228	1,132,911
Shares issued in reinvestment of distributions
Investor Class	-	1,082,723
Service Class	-	105,937
Institutional Class	-	233,774
Shares redeemed
Investor Class	(3,303,209)	(4,735,976)
Service Class	(341,962)	(972,478)
Institutional Class	(349,250)	(685,269)
Net Increase	3,173,669	7,891,747
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2055 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(987,914)	$10,349,850
Net realized gain (loss)	(992,952)	22,611,350
Net change in unrealized appreciation	39,205,407	38,915,771
Net Increase in Net Assets Resulting from Operations	37,224,541	71,876,971
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(4,572,039)
Service Class	-	(7,923,526)
Institutional Class	-	(15,492,766)
From Net Investment Income and Net Realized Gains	0	(27,988,331)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	41,854,265	60,283,602
Service Class	32,671,305	66,022,143
Institutional Class	21,887,252	33,294,434
Shares issued in reinvestment of distributions
Investor Class	-	4,572,039
Service Class	-	7,923,526
Institutional Class	-	15,492,766
Shares redeemed
Investor Class	(17,901,039)	(30,408,069)
Service Class	(44,406,265)	(96,004,278)
Institutional Class	(11,451,184)	(19,293,636)
Net Increase in Net Assets Resulting from Capital Share Transactions	22,654,334	41,882,527
Total Increase in Net Assets	59,878,875	85,771,167
NET ASSETS:
Beginning of Period	502,474,268	416,703,101
End of Period	$562,353,143	$502,474,268
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,352,307	3,713,524
Service Class	1,906,176	4,227,610
Institutional Class	4,346,054	6,703,530
Shares issued in reinvestment of distributions
Investor Class	-	274,491
Service Class	-	495,915
Institutional Class	-	3,190,934
Shares redeemed
Investor Class	(1,003,275)	(1,874,243)
Service Class	(2,595,756)	(6,152,122)
Institutional Class	(2,263,362)	(3,953,007)
Net Increase	2,742,144	6,626,632
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Lifetime 2060 Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(102,607)	$1,067,703
Net realized gain (loss)	(687,717)	866,272
Net change in unrealized appreciation	5,075,239	4,368,540
Net Increase in Net Assets Resulting from Operations	4,284,915	6,302,515
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(1,670,032)
Service Class	-	(73,267)
Institutional Class	-	(512,413)
From Net Investment Income and Net Realized Gains	0	(2,255,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,479,669	26,868,244
Service Class	1,187,778	799,864
Institutional Class	7,108,308	5,673,175
Shares issued in reinvestment of distributions
Investor Class	-	1,670,032
Service Class	-	73,267
Institutional Class	-	512,413
Shares redeemed
Investor Class	(8,374,536)	(8,973,361)
Service Class	(198,612)	(105,135)
Institutional Class	(2,595,446)	(2,834,736)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,607,161	23,683,763
Total Increase in Net Assets	19,892,076	27,730,566
NET ASSETS:
Beginning of Period	53,776,090	26,045,524
End of Period	$73,668,166	$53,776,090
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,728,435	2,732,062
Service Class	108,856	80,788
Institutional Class	654,634	575,366
Shares issued in reinvestment of distributions
Investor Class	-	165,581
Service Class	-	7,240
Institutional Class	-	50,555
Shares redeemed
Investor Class	(785,951)	(916,795)
Service Class	(18,200)	(10,887)
Institutional Class	(242,399)	(287,930)
Net Increase	1,445,375	2,395,980
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.74	(0.01)	0.45	0.44	—	—	—	$13.18	3.45%(d)
12/31/2023	$12.06	0.33	0.90	1.23	(0.37)	(0.18)	(0.55)	$12.74	10.33%
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
Service Class
06/28/2024 (Unaudited)	$12.71	(0.02)	0.45	0.43	—	—	—	$13.14	3.38%(d)
12/31/2023	$12.03	0.31	0.90	1.21	(0.35)	(0.18)	(0.53)	$12.71	10.18%
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
Institutional Class
06/28/2024 (Unaudited)	$7.30	0.01(e)	0.26	0.27	—	—	—	$7.57	3.70%(d)
12/31/2023	$7.15	0.23	0.52	0.75	(0.42)	(0.18)	(0.60)	$7.30	10.69%
12/31/2022	$9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$7.15	(11.95%)
12/31/2021	$9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$9.26	8.85%
12/31/2020	$9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$9.67	11.47%
12/31/2019	$8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$9.16	15.53%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$293,113	0.47% (h)	0.42% (h)	(0.14%) (h)	4% (d)
12/31/2023	$296,360	0.47%	0.42%	2.63%	14%
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$57,202	0.47%	0.43%	2.00%	17%
Service Class
06/28/2024 (Unaudited)	$135,022	0.57% (h)	0.52% (h)	(0.24%) (h)	4% (d)
12/31/2023	$143,675	0.57%	0.52%	2.53%	14%
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
Institutional Class
06/28/2024 (Unaudited)	$52,142	0.12% (h)	0.07% (h)	0.21% (h)	4% (d)
12/31/2023	$55,632	0.12%	0.07%	3.17%	14%
12/31/2022	$51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$87,560	0.12%	0.08%	2.46%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$9.95	(0.01)	0.39	0.38	—	—	—	$10.33	3.82%(d)
12/31/2023	$9.39	0.26	0.76	1.02	(0.27)	(0.19)	(0.46)	$9.95	10.97%
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
Service Class
06/28/2024 (Unaudited)	$10.08	(0.01)	0.38	0.37	—	—	—	$10.45	3.67%(d)
12/31/2023	$9.50	0.28	0.74	1.02	(0.25)	(0.19)	(0.44)	$10.08	10.86%
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
Institutional Class
06/28/2024 (Unaudited)	$9.94	0.01(e)	0.38	0.39	—	—	—	$10.33	3.92%(d)
12/31/2023	$9.40	0.30	0.75	1.05	(0.32)	(0.19)	(0.51)	$9.94	11.30%
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$344,839	0.47% (h)	0.43% (h)	(0.19%) (h)	9% (d)
12/31/2023	$320,587	0.47%	0.43%	2.67%	27%
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$14,883	0.47%	0.44%	2.02%	26%
Service Class
06/28/2024 (Unaudited)	$14,235	0.57% (h)	0.53% (h)	(0.29%) (h)	9% (d)
12/31/2023	$16,806	0.57%	0.53%	2.89%	27%
12/31/2022	$17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$32,034	0.57%	0.54%	1.97%	26%
Institutional Class
06/28/2024 (Unaudited)	$29,541	0.12% (h)	0.08% (h)	0.16% (h)	9% (d)
12/31/2023	$30,257	0.12%	0.08%	3.06%	27%
12/31/2022	$34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$57,786	0.12%	0.09%	2.49%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$13.40	(0.02)	0.57	0.55	—	—	—	$13.95	4.10%(d)
12/31/2023	$12.52	0.34	1.13	1.47	(0.31)	(0.28)	(0.59)	$13.40	11.91%
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
Service Class
06/28/2024 (Unaudited)	$13.38	(0.02)	0.57	0.55	—	—	—	$13.93	4.11%(d)
12/31/2023	$12.50	0.32	1.13	1.45	(0.29)	(0.28)	(0.57)	$13.38	11.72%
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
Institutional Class
06/28/2024 (Unaudited)	$6.13	0.00(e)(f)	0.27	0.27	—	—	—	$6.40	4.40%(d)
12/31/2023	$6.07	0.20	0.52	0.72	(0.38)	(0.28)	(0.66)	$6.13	12.18%
12/31/2022	$8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$6.07	(13.43%)
12/31/2021	$8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$8.20	10.52%
12/31/2020	$8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$8.78	12.67%
12/31/2019	$8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$8.47	18.43%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/28/2024 (Unaudited)	$666,939	0.47% (i)	0.44% (i)	(0.24%) (i)	10% (d)
12/31/2023	$577,246	0.47%	0.44%	2.64%	20%
12/31/2022	$541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$108,828	0.47%	0.45%	1.93%	22%
Service Class
06/28/2024 (Unaudited)	$434,399	0.57% (i)	0.54% (i)	(0.34%) (i)	10% (d)
12/31/2023	$463,127	0.57%	0.54%	2.45%	20%
12/31/2022	$541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
Institutional Class
06/28/2024 (Unaudited)	$175,830	0.12% (i)	0.09% (i)	0.11% (i)	10% (d)
12/31/2023	$178,282	0.12%	0.09%	3.13%	20%
12/31/2022	$180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$212,287	0.12%	0.10%	2.48%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$10.25	(0.01)	0.49	0.48	—	—	—	$10.73	4.68%(d)
12/31/2023	$9.56	0.27	0.96	1.23	(0.26)	(0.28)	(0.54)	$10.25	13.07%
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
Service Class
06/28/2024 (Unaudited)	$10.38	(0.02)	0.50	0.48	—	—	—	$10.86	4.62%(d)
12/31/2023	$9.67	0.26	0.97	1.23	(0.24)	(0.28)	(0.52)	$10.38	12.93%
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
Institutional Class
06/28/2024 (Unaudited)	$10.25	0.00(e)(f)	0.51	0.51	—	—	—	$10.76	4.98%(d)
12/31/2023	$9.58	0.30	0.96	1.26	(0.31)	(0.28)	(0.59)	$10.25	13.34%
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/28/2024 (Unaudited)	$503,156	0.47% (i)	0.45% (i)	(0.29%) (i)	6% (d)
12/31/2023	$406,535	0.47%	0.45%	2.70%	26%
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$10,577	0.47%	0.45%	2.09%	23%
Service Class
06/28/2024 (Unaudited)	$42,391	0.57% (i)	0.55% (i)	(0.39%) (i)	6% (d)
12/31/2023	$36,594	0.57%	0.55%	2.56%	26%
12/31/2022	$35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$45,451	0.57%	0.55%	1.93%	23%
Institutional Class
06/28/2024 (Unaudited)	$83,445	0.12% (i)	0.10% (i)	0.06% (i)	6% (d)
12/31/2023	$73,954	0.12%	0.10%	3.00%	26%
12/31/2022	$64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$78,245	0.12%	0.10%	2.52%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$13.38	(0.02)	0.76	0.74	—	—	—	$14.12	5.53%(d)
12/31/2023	$12.22	0.31	1.43	1.74	(0.26)	(0.32)	(0.58)	$13.38	14.40%
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
Service Class
06/28/2024 (Unaudited)	$13.18	(0.03)	0.75	0.72	—	—	—	$13.90	5.46%(d)
12/31/2023	$12.03	0.30	1.40	1.70	(0.23)	(0.32)	(0.55)	$13.18	14.32%
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
Institutional Class
06/28/2024 (Unaudited)	$5.77	0.00(e)(f)	0.32	0.32	—	—	—	$6.09	5.55%(d)
12/31/2023	$5.61	0.17	0.64	0.81	(0.33)	(0.32)	(0.65)	$5.77	14.91%
12/31/2022	$7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$5.61	(15.29%)
12/31/2021	$8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$7.92	13.83%
12/31/2020	$8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$8.36	13.84%
12/31/2019	$7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$8.17	22.58%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/28/2024 (Unaudited)	$645,624	0.47% (i)	0.46% (i)	(0.34%) (i)	8% (d)
12/31/2023	$574,908	0.47%	0.46%	2.41%	23%
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$98,420	0.47%	0.46%	1.80%	23%
Service Class
06/28/2024 (Unaudited)	$550,102	0.57% (i)	0.55% (i)	(0.44%) (i)	8% (d)
12/31/2023	$566,915	0.57%	0.56%	2.38%	23%
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$984,866	0.57%	0.56%	1.76%	23%
Institutional Class
06/28/2024 (Unaudited)	$233,610	0.12% (i)	0.11% (i)	0.01% (i)	8% (d)
12/31/2023	$211,088	0.12%	0.11%	2.97%	23%
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$202,044	0.12%	0.11%	2.41%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$10.28	(0.02)	0.67	0.65	—	—	—	$10.93	6.32%(d)
12/31/2023	$9.38	0.25	1.21	1.46	(0.24)	(0.32)	(0.56)	$10.28	15.73%
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
Service Class
06/28/2024 (Unaudited)	$10.43	(0.03)	0.69	0.66	—	—	—	$11.09	6.33%(d)
12/31/2023	$9.50	0.23	1.23	1.46	(0.21)	(0.32)	(0.53)	$10.43	15.61%
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
Institutional Class
06/28/2024 (Unaudited)	$10.36	(0.00)(e)	0.68	0.68	—	—	—	$11.04	6.56%(d)
12/31/2023	$9.46	0.29	1.21	1.50	(0.28)	(0.32)	(0.60)	$10.36	16.10%
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$416,324	0.47% (h)	0.46% (h)	(0.38%) (h)	5% (d)
12/31/2023	$336,555	0.47%	0.46%	2.52%	19%
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$5,112	0.47%	0.46%	2.13%	22%
Service Class
06/28/2024 (Unaudited)	$30,834	0.57% (h)	0.56% (h)	(0.48%) (h)	5% (d)
12/31/2023	$25,253	0.57%	0.56%	2.27%	19%
12/31/2022	$25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$36,469	0.57%	0.56%	1.90%	22%
Institutional Class
06/28/2024 (Unaudited)	$64,584	0.12% (h)	0.11% (h)	(0.03%) (h)	5% (d)
12/31/2023	$55,535	0.12%	0.11%	2.85%	19%
12/31/2022	$44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$49,238	0.12%	0.11%	2.39%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$13.56	(0.03)	0.97	0.94	—	—	—	$14.50	6.93%(d)
12/31/2023	$12.15	0.29	1.72	2.01	(0.23)	(0.37)	(0.60)	$13.56	16.73%
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
Service Class
06/28/2024 (Unaudited)	$12.89	(0.03)	0.92	0.89	—	—	—	$13.78	6.90%(d)
12/31/2023	$11.57	0.26	1.63	1.89	(0.20)	(0.37)	(0.57)	$12.89	16.57%
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
Institutional Class
06/28/2024 (Unaudited)	$5.90	(0.00)(e)	0.42	0.42	—	—	—	$6.32	7.12%(d)
12/31/2023	$5.63	0.17	0.77	0.94	(0.30)	(0.37)	(0.67)	$5.90	17.19%
12/31/2022	$8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$5.63	(16.54%)
12/31/2021	$8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$8.19	16.39%
12/31/2020	$8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$8.51	14.33%
12/31/2019	$7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$8.32	25.14%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$501,371	0.47% (h)	0.47% (h)	(0.40%) (h)	7% (d)
12/31/2023	$431,493	0.47%	0.47%	2.27%	19%
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$44,077	0.47%	0.46%	1.59%	24%
Service Class
06/28/2024 (Unaudited)	$385,483	0.57% (h)	0.57% (h)	(0.51%) (h)	7% (d)
12/31/2023	$385,495	0.57%	0.57%	2.15%	19%
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
Institutional Class
06/28/2024 (Unaudited)	$179,133	0.12% (h)	0.12% (h)	(0.06%) (h)	7% (d)
12/31/2023	$161,066	0.12%	0.12%	2.80%	19%
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$10.83	(0.02)	0.80	0.78	—	—	—	$11.61	7.20%(d)
12/31/2023	$9.76	0.25	1.39	1.64	(0.23)	(0.34)	(0.57)	$10.83	17.05%
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
Service Class
06/28/2024 (Unaudited)	$10.97	(0.03)	0.82	0.79	—	—	—	$11.76	7.20%(d)
12/31/2023	$9.87	0.26	1.38	1.64	(0.20)	(0.34)	(0.54)	$10.97	16.86%
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
Institutional Class
06/28/2024 (Unaudited)	$10.88	(0.00)(e)	0.80	0.80	—	—	—	$11.68	7.35%(d)
12/31/2023	$9.81	0.32	1.36	1.68	(0.27)	(0.34)	(0.61)	$10.88	17.43%
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$287,787	0.47% (h)	0.47% (h)	(0.41%) (h)	5% (d)
12/31/2023	$240,701	0.47%	0.47%	2.43%	12%
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$3,124	0.47%	0.46%	2.07%	21%
Service Class
06/28/2024 (Unaudited)	$26,740	0.57% (h)	0.57% (h)	(0.51%) (h)	5% (d)
12/31/2023	$23,385	0.57%	0.57%	2.44%	12%
12/31/2022	$22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$29,274	0.57%	0.56%	1.91%	21%
Institutional Class
06/28/2024 (Unaudited)	$55,755	0.12% (h)	0.12% (h)	(0.07%) (h)	5% (d)
12/31/2023	$46,790	0.12%	0.12%	3.02%	12%
12/31/2022	$35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$32,461	0.12%	0.11%	2.52%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$17.17	(0.04)	1.28	1.24	—	—	—	$18.41	7.22%(d)
12/31/2023	$15.20	0.37	2.20	2.57	(0.20)	(0.40)	(0.60)	$17.17	17.06%
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
Service Class
06/28/2024 (Unaudited)	$16.52	(0.04)	1.23	1.19	—	—	—	$17.71	7.20%(d)
12/31/2023	$14.64	0.33	2.12	2.45	(0.17)	(0.40)	(0.57)	$16.52	16.88%
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
Institutional Class
06/28/2024 (Unaudited)	$4.85	(0.00)(e)	0.36	0.36	—	—	—	$5.21	7.42%(d)
12/31/2023	$4.73	0.14	0.67	0.81	(0.29)	(0.40)	(0.69)	$4.85	17.52%
12/31/2022	$7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$4.73	(16.90%)
12/31/2021	$7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$7.24	16.54%
12/31/2020	$7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$7.81	14.33%
12/31/2019	$7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$7.81	25.19%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$177,587	0.47% (h)	0.47% (h)	(0.42%) (h)	7% (d)
12/31/2023	$142,460	0.47%	0.47%	2.30%	19%
12/31/2022	$93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$18,634	0.47%	0.46%	1.65%	26%
Service Class
06/28/2024 (Unaudited)	$241,555	0.57% (h)	0.57% (h)	(0.52%) (h)	7% (d)
12/31/2023	$236,790	0.57%	0.57%	2.10%	19%
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
Institutional Class
06/28/2024 (Unaudited)	$143,210	0.12% (h)	0.12% (h)	(0.07%) (h)	7% (d)
12/31/2023	$123,224	0.12%	0.12%	2.82%	19%
12/31/2022	$92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$75,956	0.12%	0.11%	2.52%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$10.32	(0.02)	0.76	0.74	—	—	—	$11.06	7.17%(d)
12/31/2023	$9.26	0.27	1.28	1.55	(0.25)	(0.24)	(0.49)	$10.32	16.97%
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (e)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56%(d)
Service Class
06/28/2024 (Unaudited)	$10.39	(0.03)	0.76	0.73	—	—	—	$11.12	7.03%(d)
12/31/2023	$9.31	0.31	1.24	1.55	(0.23)	(0.24)	(0.47)	$10.39	16.89%
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (e)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58%(d)
Institutional Class
06/28/2024 (Unaudited)	$10.37	(0.00)(f)	0.77	0.77	—	—	—	$11.14	7.43%(d)
12/31/2023	$9.31	0.30	1.29	1.59	(0.29)	(0.24)	(0.53)	$10.37	17.35%
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (e)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80%(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/28/2024 (Unaudited)	$54,341	0.47% (i)	0.47% (i)	(0.42%) (i)	10% (d)
12/31/2023	$40,984	0.47%	0.47%	2.79%	17%
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (e)	$45	0.47% (i)	0.46% (i)	6.20% (i)	243% (d)
Service Class
06/28/2024 (Unaudited)	$2,858	0.57% (i)	0.57% (i)	(0.51%) (i)	10% (d)
12/31/2023	$1,727	0.57%	0.57%	3.09%	17%
12/31/2022	$830	0.57%	0.57%	1.89%	32%
12/31/2021	$805	0.57%	0.57%	4.12%	46%
12/31/2020	$98	0.57%	0.54%	7.14%	116%
12/31/2019 (e)	$23	0.57% (i)	0.48% (i)	4.34% (i)	243% (d)
Institutional Class
06/28/2024 (Unaudited)	$16,469	0.12% (i)	0.12% (i)	(0.01%) (i)	10% (d)
12/31/2023	$11,065	0.12%	0.12%	2.98%	17%
12/31/2022	$6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (e)	$34	0.12% (i)	0.11% (i)	5.03% (i)	243% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on May 1, 2019.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein.  Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Lifetime 2015 Fund - seeks income and secondarily, capital growth
Empower Lifetime 2020 Fund - seeks income and secondarily, capital growth
Empower Lifetime 2025 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2030 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2035 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2040 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2045 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2050 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2055 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2060 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.
The Funds each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund

Semi-Annual Report - June 28, 2024

is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 28, 2024

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at NAV and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Lifetime 2015 Fund	$524,737,233	$12,146,023	$(56,454,361)	$(44,308,338)
Empower Lifetime 2020 Fund	429,354,434	7,579,257	(48,198,252)	(40,618,995)
Empower Lifetime 2025 Fund	1,392,314,526	34,245,680	(148,977,656)	(114,731,976)
Empower Lifetime 2030 Fund	673,332,522	16,923,398	(61,069,751)	(44,146,353)
Empower Lifetime 2035 Fund	1,518,932,810	58,442,117	(147,564,842)	(89,122,725)
Empower Lifetime 2040 Fund	537,738,976	19,411,701	(45,243,641)	(25,831,940)
Empower Lifetime 2045 Fund	1,108,272,863	53,502,885	(95,430,237)	(41,927,352)
Empower Lifetime 2050 Fund	377,140,043	19,093,769	(25,832,994)	(6,739,225)
Empower Lifetime 2055 Fund	577,899,469	30,607,412	(45,973,291)	(15,365,879)
Empower Lifetime 2060 Fund	72,565,997	4,257,526	(3,133,443)	1,124,083
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.  ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily NAV of the shares of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by ECM in consideration for ECM providing initial capital to the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same

Semi-Annual Report - June 28, 2024

way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 46.89%
Empower Bond Index Fund Institutional Class	5,901,698	$50,593,613	$1,915,965	$3,568,541	$(465,272)	$102,071	$-	$-	$49,043,108
Empower Core Bond Fund Institutional Class	2,868,404	24,878,235	893,103	1,868,009	(222,380)	191,266	-	-	24,094,595
Empower Global Bond Fund Institutional Class	3,468,945	27,090,003	968,660	1,449,770	(211,653)	(383,667)	-	-	26,225,226
Empower High Yield Bond Fund Institutional Class	1,412,677	14,271,819	253,555	1,013,895	26,117	346,879	-	-	13,858,358
Empower Inflation-Protected Securities Fund Institutional Class	7,193,457	66,300,376	1,944,906	4,942,211	(495,043)	1,366,108	-	-	64,669,179
Empower Multi-Sector Bond Fund Institutional Class	2,359,435	20,197,676	486,395	1,604,234	(217,853)	479,882	-	-	19,559,719
Empower Short Duration Bond Fund Institutional Class	2,862,164	28,515,843	845,139	2,158,548	(67,879)	560,559	-	-	27,762,993
					(1,653,963)	2,663,098	0	0	225,213,178
EQUITY MUTUAL FUNDS 35.39%
Empower Ariel Mid Cap Value Fund Institutional Class	165,598	1,735,883	130,625	228,100	(68,524)	32,472	-	-	1,670,880
Empower Emerging Markets Equity Fund Institutional Class	742,465	7,265,319	252,427	1,024,560	224,876	448,864	-	-	6,942,050
Empower International Growth Fund Institutional Class	963,247	9,756,119	410,476	1,750,970	(389,116)	976,033	-	-	9,391,658
Empower International Index Fund Institutional Class	1,834,664	20,831,243	849,036	1,833,860	1,000,647	78,035	-	-	19,924,454
Empower International Value Fund Institutional Class	1,196,811	11,017,560	489,896	1,104,768	504,106	129,249	-	-	10,531,937
Empower Large Cap Growth Fund Institutional Class	1,475,788	18,689,698	413,073	4,755,593	(309,258)	3,745,984	-	-	18,093,162
Empower Large Cap Value Fund Institutional Class	2,562,406	20,295,966	293,921	2,938,250	328,737	1,822,645	-	-	19,474,282
Empower Mid Cap Value Fund Institutional Class	767,472	6,971,725	243,817	1,153,478	(246,594)	668,663	-	-	6,730,727
Empower Real Estate Index Fund Institutional Class	496,630	4,270,344	368,918	479,002	(21,852)	6,465	-	-	4,166,725
Empower S&P 500® Index Fund Institutional Class	4,196,957	38,972,099	586,981	7,958,903	(598,887)	6,046,528	-	-	37,646,705
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,929,555	16,632,415	785,707	2,682,485	(367,269)	1,356,850	-	-	16,092,487

Semi-Annual Report - June 28, 2024

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower S&P Small Cap 600® Index Fund Institutional Class	1,092,435	$7,250,406	$600,144	$1,055,700	$(324,950)	$273,203	$-	$-	$7,068,053
Empower Small Cap Growth Fund Institutional Class	60,364	699,063	32,568	127,130	(32,986)	75,807	-	-	680,308
Empower Small Cap Value Fund Institutional Class	542,311	3,873,941	261,936	658,188	(177,804)	291,374	-	-	3,769,063
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,227,584	8,045,203	416,414	1,538,443	(539,228)	822,878	-	-	7,746,052
					(1,018,102)	16,775,050	0	0	169,928,543
FIXED INTEREST CONTRACT 13.50%
Empower of America Contract	64,814,459	66,425,295	2,518,593	4,720,717	-	-	591,288	-	64,814,459
					0	0	591,288	0	64,814,459
				Total	$(2,672,065)	$19,438,148	$591,288	$0	$459,956,180
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 44.88%
Empower Bond Index Fund Institutional Class	5,135,339	$40,184,277	$4,211,492	$1,776,437	$(321,396)	$55,336	$-	$-	$42,674,668
Empower Core Bond Fund Institutional Class	2,498,858	19,763,102	2,037,408	1,000,930	(199,102)	190,827	-	-	20,990,407
Empower Global Bond Fund Institutional Class	2,822,249	20,120,243	2,300,010	762,894	(125,446)	(321,153)	-	-	21,336,206
Empower High Yield Bond Fund Institutional Class	1,229,245	11,356,060	954,369	606,632	(38,996)	355,095	-	-	12,058,892
Empower Inflation-Protected Securities Fund Institutional Class	4,649,690	39,138,661	3,866,299	2,059,887	(300,716)	855,637	-	-	41,800,710
Empower Multi-Sector Bond Fund Institutional Class	2,050,292	16,015,580	1,388,472	765,832	(134,163)	358,704	-	-	16,996,924
Empower Short Duration Bond Fund Institutional Class	1,912,845	17,430,277	1,790,480	1,034,675	(50,844)	368,511	-	-	18,554,593
					(1,170,663)	1,862,957	0	0	174,412,400
EQUITY MUTUAL FUNDS 39.27%
Empower Ariel Mid Cap Value Fund Institutional Class	146,571	1,396,266	260,788	219,491	(71,872)	41,334	-	-	1,478,897
Empower Emerging Markets Equity Fund Institutional Class	712,189	6,412,072	826,120	1,522,208	(316,795)	942,979	-	-	6,658,963
Empower International Growth Fund Institutional Class	897,523	8,358,175	968,284	1,384,936	(287,896)	809,328	-	-	8,750,851
Empower International Index Fund Institutional Class	1,710,765	17,769,380	1,877,391	2,181,920	(168,541)	1,114,059	-	-	18,578,910
Empower International Value Fund Institutional Class	1,117,314	9,381,382	1,071,424	1,292,360	(120,059)	671,916	-	-	9,832,362

Semi-Annual Report - June 28, 2024

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower Large Cap Growth Fund Institutional Class	1,290,770	$14,966,269	$1,447,981	$3,539,967	$(89,540)	$2,950,553	$-	$-	$15,824,836
Empower Large Cap Value Fund Institutional Class	2,257,038	16,361,502	1,386,803	2,727,096	(351,036)	2,132,279	-	-	17,153,488
Empower Mid Cap Value Fund Institutional Class	670,424	5,576,784	704,043	883,674	(134,695)	482,468	-	-	5,879,621
Empower Real Estate Index Fund Institutional Class	405,036	3,206,866	613,075	535,902	(117,456)	114,214	-	-	3,398,253
Empower S&P 500® Index Fund Institutional Class	3,670,877	31,628,964	2,323,419	6,914,036	(1,348,052)	5,889,422	-	-	32,927,769
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,699,373	13,453,359	1,812,772	2,398,212	(491,439)	1,304,850	-	-	14,172,769
Empower S&P Small Cap 600® Index Fund Institutional Class	1,062,092	6,484,685	1,240,285	1,048,841	(238,584)	195,609	-	-	6,871,738
Empower Small Cap Growth Fund Institutional Class	59,004	632,530	88,435	115,952	(20,209)	59,958	-	-	664,971
Empower Small Cap Value Fund Institutional Class	522,133	3,444,207	567,372	600,638	(111,699)	217,884	-	-	3,628,825
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,073,218	6,495,324	837,295	1,178,487	(394,022)	617,874	-	-	6,772,006
					(4,261,895)	17,544,727	0	0	152,594,259
FIXED INTEREST CONTRACT 11.18%
Empower of America Contract	43,451,165	40,729,948	4,942,590	2,600,623	-	-	379,250	-	43,451,165
					0	0	379,250	0	43,451,165
				Total	$(5,432,558)	$19,407,684	$379,250	$0	$370,457,824
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 41.47%
Empower Bond Index Fund Institutional Class	17,134,286	$136,060,640	$15,941,617	$10,599,277	$(1,870,056)	$982,937	$-	$-	$142,385,917
Empower Core Bond Fund Institutional Class	8,350,101	67,069,325	7,590,745	5,414,654	(919,895)	895,428	-	-	70,140,844
Empower Global Bond Fund Institutional Class	8,950,569	64,729,260	7,619,498	3,923,910	(666,368)	(758,548)	-	-	67,666,300
Empower High Yield Bond Fund Institutional Class	4,121,878	38,509,952	3,550,549	2,630,542	60,805	1,005,659	-	-	40,435,618
Empower Inflation-Protected Securities Fund Institutional Class	11,558,965	98,683,323	10,258,458	7,142,325	(716,848)	2,115,641	-	-	103,915,097
Empower Multi-Sector Bond Fund Institutional Class	6,856,886	54,324,806	5,358,696	3,975,530	(372,853)	1,135,616	-	-	56,843,588
Empower Short Duration Bond Fund Institutional Class	4,971,449	45,875,592	4,822,343	3,403,548	(94,090)	928,666	-	-	48,223,053
					(4,579,305)	6,305,399	0	0	529,610,417

Semi-Annual Report - June 28, 2024

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
EQUITY MUTUAL FUNDS 44.46%
Empower Ariel Mid Cap Value Fund Institutional Class	530,381	$5,110,902	$765,102	$579,480	$(168,120)	$55,023	$-	$-	$5,351,547
Empower Emerging Markets Equity Fund Institutional Class	2,836,961	25,478,896	2,679,111	3,601,277	521,598	1,968,858	-	-	26,525,588
Empower International Growth Fund Institutional Class	3,452,791	32,199,115	3,020,522	4,267,420	(688,871)	2,712,496	-	-	33,664,713
Empower International Index Fund Institutional Class	6,582,634	68,660,447	6,106,957	5,749,666	1,204,841	2,469,665	-	-	71,487,403
Empower International Value Fund Institutional Class	4,295,582	36,362,565	3,395,258	3,821,465	287,156	1,864,762	-	-	37,801,120
Empower Large Cap Growth Fund Institutional Class	4,686,136	54,721,202	4,364,859	12,279,046	(210,921)	10,645,011	-	-	57,452,026
Empower Large Cap Value Fund Institutional Class	8,173,707	59,481,004	3,917,554	6,305,056	1,480,365	5,026,675	-	-	62,120,177
Empower Mid Cap Value Fund Institutional Class	2,438,798	20,375,215	1,901,846	2,144,647	15,693	1,255,842	-	-	21,388,256
Empower Real Estate Index Fund Institutional Class	1,368,224	10,839,296	1,891,583	1,114,121	120,892	(137,354)	-	-	11,479,404
Empower S&P 500® Index Fund Institutional Class	13,331,524	114,237,507	6,861,880	19,841,976	(1,723,723)	18,326,363	-	-	119,583,774
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,156,957	48,836,407	5,284,423	5,905,521	(171,033)	3,133,710	-	-	51,349,019
Empower S&P Small Cap 600® Index Fund Institutional Class	4,260,789	26,052,895	4,377,036	3,945,517	(1,252,095)	1,082,895	-	-	27,567,309
Empower Small Cap Growth Fund Institutional Class	229,205	2,443,409	292,399	409,312	(101,520)	256,645	-	-	2,583,141
Empower Small Cap Value Fund Institutional Class	2,110,650	13,885,783	1,938,686	2,197,429	(611,807)	1,041,978	-	-	14,669,018
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,915,792	23,587,302	2,433,127	3,092,301	(959,581)	1,780,520	-	-	24,708,648
					(2,257,126)	51,483,089	0	0	567,731,143
FIXED INTEREST CONTRACT 8.81%
Empower of America Contract	112,579,354	106,909,786	12,435,934	7,756,591	-	-	990,225	-	112,579,354
					0	0	990,225	0	112,579,354
				Total	$(6,836,431)	$57,788,488	$990,225	$0	$1,209,920,914
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 36.04%
Empower Bond Index Fund Institutional Class	7,980,152	$54,537,416	$14,645,352	$3,157,700	$(582,395)	$289,994	$-	$-	$66,315,062
Empower Core Bond Fund Institutional Class	3,876,799	26,791,196	7,065,097	1,663,451	(336,195)	372,269	-	-	32,565,111

Semi-Annual Report - June 28, 2024

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower Global Bond Fund Institutional Class	3,994,042	$24,835,410	$6,877,509	$1,151,667	$(192,468)	$(366,294)	$-	$-	$30,194,958
Empower High Yield Bond Fund Institutional Class	1,911,221	15,383,867	3,540,304	657,794	(6,147)	482,699	-	-	18,749,076
Empower Inflation-Protected Securities Fund Institutional Class	3,910,258	28,795,601	7,273,954	1,623,021	(238,936)	706,687	-	-	35,153,221
Empower Multi-Sector Bond Fund Institutional Class	3,179,712	21,684,693	5,284,092	1,185,259	(227,420)	576,290	-	-	26,359,816
Empower Short Duration Bond Fund Institutional Class	1,789,947	14,242,501	3,569,171	774,101	(39,570)	324,916	-	-	17,362,487
					(1,623,131)	2,386,561	0	0	226,699,731
EQUITY MUTUAL FUNDS 51.50%
Empower Ariel Mid Cap Value Fund Institutional Class	292,585	2,418,288	706,523	165,732	(53,447)	(6,894)	-	-	2,952,185
Empower Emerging Markets Equity Fund Institutional Class	1,725,570	13,291,758	2,885,173	1,900,852	(421,131)	1,858,002	-	-	16,134,081
Empower International Growth Fund Institutional Class	2,038,913	16,360,841	3,550,258	1,532,583	(390,455)	1,500,885	-	-	19,879,401
Empower International Index Fund Institutional Class	3,879,929	34,782,598	7,688,532	2,222,175	75,001	1,887,076	-	-	42,136,031
Empower International Value Fund Institutional Class	2,539,686	18,441,434	4,100,571	1,342,837	(6,418)	1,150,069	-	-	22,349,237
Empower Large Cap Growth Fund Institutional Class	2,608,119	26,217,140	4,382,224	4,279,973	(239,116)	5,656,148	-	-	31,975,539
Empower Large Cap Value Fund Institutional Class	4,553,158	28,579,870	4,686,729	1,946,728	34,266	3,284,127	-	-	34,603,998
Empower Mid Cap Value Fund Institutional Class	1,359,702	9,761,804	2,106,393	749,273	(158,040)	805,660	-	-	11,924,584
Empower Real Estate Index Fund Institutional Class	684,262	4,627,558	1,478,215	467,650	(89,072)	102,831	-	-	5,740,954
Empower S&P 500® Index Fund Institutional Class	7,400,864	55,041,526	8,008,217	5,756,571	(495,799)	9,092,579	-	-	66,385,751
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,434,144	23,490,763	5,317,455	2,057,697	(412,079)	1,890,239	-	-	28,640,760
Empower S&P Small Cap 600® Index Fund Institutional Class	2,613,823	13,678,285	4,287,769	1,396,247	(430,708)	341,629	-	-	16,911,436
Empower Small Cap Growth Fund Institutional Class	141,826	1,293,766	324,258	141,845	(34,081)	122,200	-	-	1,598,379
Empower Small Cap Value Fund Institutional Class	1,288,165	7,301,204	1,993,680	821,688	(232,025)	479,552	-	-	8,952,748
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,178,112	11,341,596	2,706,155	1,099,330	(406,565)	795,466	-	-	13,743,887
					(3,259,669)	28,959,569	0	0	323,928,971
FIXED INTEREST CONTRACT 6.43%
Empower of America Contract	40,452,885	33,147,291	8,891,286	1,919,003	-	-	333,311	-	40,452,885
					0	0	333,311	0	40,452,885
				Total	$(4,882,800)	$31,346,130	$333,311	$0	$591,081,587

Semi-Annual Report - June 28, 2024

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 28.01%
Empower Bond Index Fund Institutional Class	15,116,460	$118,283,386	$13,445,060	$6,504,358	$(1,170,823)	$393,700	$-	$-	$125,617,788
Empower Core Bond Fund Institutional Class	7,335,236	58,060,479	6,308,184	3,289,175	(557,527)	536,491	-	-	61,615,979
Empower Global Bond Fund Institutional Class	7,324,341	52,308,104	5,733,492	1,807,812	(299,383)	(861,769)	-	-	55,372,015
Empower High Yield Bond Fund Institutional Class	3,631,564	33,557,810	2,554,284	1,402,253	19,648	915,798	-	-	35,625,639
Empower Inflation-Protected Securities Fund Institutional Class	5,214,551	43,940,327	4,318,979	2,292,994	(284,545)	912,502	-	-	46,878,814
Empower Multi-Sector Bond Fund Institutional Class	6,024,350	47,084,979	4,260,045	2,415,495	(348,699)	1,012,331	-	-	49,941,860
Empower Short Duration Bond Fund Institutional Class	2,609,688	23,785,642	2,258,957	1,236,742	(70,661)	506,117	-	-	25,313,974
					(2,711,990)	3,415,170	0	0	400,366,069
EQUITY MUTUAL FUNDS 60.87%
Empower Ariel Mid Cap Value Fund Institutional Class	763,242	7,287,348	921,746	255,845	89,781	(252,142)	-	-	7,701,107
Empower Emerging Markets Equity Fund Institutional Class	4,911,632	44,106,235	2,802,236	5,008,036	288,682	4,023,327	-	-	45,923,762
Empower International Growth Fund Institutional Class	5,648,476	52,449,466	3,551,897	3,143,011	1,075,057	2,214,294	-	-	55,072,646
Empower International Index Fund Institutional Class	10,779,225	111,842,691	8,175,366	8,386,958	579,584	5,431,284	-	-	117,062,383
Empower International Value Fund Institutional Class	7,046,139	59,189,892	4,753,155	4,359,755	1,112,231	2,422,735	-	-	62,006,027
Empower Large Cap Growth Fund Institutional Class	6,833,201	79,182,244	3,589,268	14,092,360	96,685	15,095,896	-	-	83,775,048
Empower Large Cap Value Fund Institutional Class	11,924,850	86,117,192	3,607,194	8,565,637	(5,236)	9,470,114	-	-	90,628,863
Empower Mid Cap Value Fund Institutional Class	3,557,385	29,537,751	1,971,561	1,345,554	816,963	1,034,507	-	-	31,198,265
Empower Real Estate Index Fund Institutional Class	1,569,387	12,297,830	1,794,276	765,844	139,536	(159,107)	-	-	13,167,155
Empower S&P 500® Index Fund Institutional Class	19,460,389	165,529,083	5,875,651	22,798,029	(1,779,728)	25,952,984	-	-	174,559,689
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,971,469	70,616,092	5,515,549	3,704,746	1,903,510	2,395,160	-	-	74,822,055
Empower S&P Small Cap 600® Index Fund Institutional Class	7,455,921	45,119,473	6,116,141	2,983,120	(280,925)	(12,683)	-	-	48,239,811
Empower Small Cap Growth Fund Institutional Class	399,594	4,221,283	327,750	344,002	(33,047)	298,389	-	-	4,503,420
Empower Small Cap Value Fund Institutional Class	3,671,013	23,923,445	2,626,008	1,912,268	(126,136)	876,355	-	-	25,513,540
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,697,301	34,126,388	2,610,612	2,592,054	(633,185)	1,805,026	-	-	35,949,972
					3,243,772	70,596,139	0	0	870,123,743

Semi-Annual Report - June 28, 2024

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
FIXED INTEREST CONTRACT 4.12%
Empower of America Contract	58,928,673	$55,262,550	$5,754,061	$2,603,798	$-	$-	$515,860	$-	$58,928,673
					0	0	515,860	0	58,928,673
				Total	$531,782	$74,011,309	$515,860	$0	$1,329,418,485
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 19.04%
Empower Bond Index Fund Institutional Class	3,909,429	$26,521,961	$7,296,954	$1,448,662	$(252,854)	$117,098	$-	$-	$32,487,351
Empower Core Bond Fund Institutional Class	1,901,095	13,034,179	3,520,136	751,146	(145,483)	166,030	-	-	15,969,199
Empower Global Bond Fund Institutional Class	1,844,210	11,371,119	3,225,118	484,103	(83,718)	(169,905)	-	-	13,942,229
Empower High Yield Bond Fund Institutional Class	939,429	7,496,435	1,793,397	317,207	(10,906)	243,170	-	-	9,215,795
Empower Inflation-Protected Securities Fund Institutional Class	887,200	6,492,085	1,694,460	377,139	(60,696)	166,521	-	-	7,975,927
Empower Multi-Sector Bond Fund Institutional Class	1,564,072	10,578,233	2,700,096	587,881	(104,460)	275,708	-	-	12,966,156
Empower Short Duration Bond Fund Institutional Class	506,280	3,997,696	1,046,400	225,296	(11,964)	92,115	-	-	4,910,915
					(670,081)	890,737	0	0	97,467,572
EQUITY MUTUAL FUNDS 70.59%
Empower Ariel Mid Cap Value Fund Institutional Class	308,988	2,533,004	762,330	172,360	(57,436)	(5,290)	-	-	3,117,684
Empower Emerging Markets Equity Fund Institutional Class	2,168,585	16,559,542	3,017,016	1,394,339	(308,761)	2,094,052	-	-	20,276,271
Empower International Growth Fund Institutional Class	2,419,999	19,227,612	3,613,142	692,610	(142,322)	1,446,844	-	-	23,594,988
Empower International Index Fund Institutional Class	4,615,043	40,953,032	7,991,100	829,839	305,462	2,005,076	-	-	50,119,369
Empower International Value Fund Institutional Class	3,014,686	21,700,838	4,360,026	692,933	184,480	1,161,305	-	-	26,529,236
Empower Large Cap Growth Fund Institutional Class	2,763,696	27,567,870	4,083,880	3,500,764	(53,653)	5,731,928	-	-	33,882,914
Empower Large Cap Value Fund Institutional Class	4,821,533	29,979,338	4,773,086	1,353,185	233,758	3,244,409	-	-	36,643,648
Empower Mid Cap Value Fund Institutional Class	1,438,456	10,249,146	2,050,160	301,551	63,042	617,508	-	-	12,615,263
Empower Real Estate Index Fund Institutional Class	567,929	3,833,590	1,198,927	324,330	(43,122)	56,738	-	-	4,764,925
Empower S&P 500® Index Fund Institutional Class	7,861,163	57,988,391	7,955,605	5,196,837	(711,127)	9,767,474	-	-	70,514,633

Semi-Annual Report - June 28, 2024

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,632,284	$24,623,280	$5,195,641	$1,046,797	$31,546	$1,521,126	$-	$-	$30,293,250
Empower S&P Small Cap 600® Index Fund Institutional Class	3,267,999	17,009,633	4,958,281	1,056,854	(344,721)	232,893	-	-	21,143,953
Empower Small Cap Growth Fund Institutional Class	175,653	1,586,402	376,088	124,652	(33,995)	141,767	-	-	1,979,605
Empower Small Cap Value Fund Institutional Class	1,611,951	9,050,402	2,299,259	645,654	(194,693)	499,049	-	-	11,203,056
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,310,369	11,905,041	2,666,922	590,437	(189,641)	596,900	-	-	14,578,426
					(1,261,183)	29,111,779	0	0	361,257,221
FIXED INTEREST CONTRACT 2.25%
Empower of America Contract	11,510,956	9,366,036	2,574,998	524,027	-	-	93,949	-	11,510,956
					0	0	93,949	0	11,510,956
				Total	$(1,931,264)	$30,002,516	$93,949	$0	$470,235,749
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 11.94%
Empower Bond Index Fund Institutional Class	5,392,463	$40,995,611	$5,690,619	$2,059,311	$(441,709)	$184,452	$-	$-	$44,811,371
Empower Core Bond Fund Institutional Class	2,617,449	20,128,389	2,715,751	1,078,057	(220,660)	220,487	-	-	21,986,570
Empower Global Bond Fund Institutional Class	2,489,637	17,241,255	2,407,956	506,652	(63,588)	(320,904)	-	-	18,821,655
Empower High Yield Bond Fund Institutional Class	1,294,049	11,590,899	1,289,427	511,881	3,051	326,178	-	-	12,694,623
Empower Inflation-Protected Securities Fund Institutional Class	686,954	5,626,772	718,336	298,096	(46,305)	128,705	-	-	6,175,717
Empower Multi-Sector Bond Fund Institutional Class	2,154,176	16,346,781	1,965,245	793,538	(103,828)	339,631	-	-	17,858,119
Empower Short Duration Bond Fund Institutional Class	505,228	4,472,249	560,311	229,792	(14,643)	97,946	-	-	4,900,714
					(887,682)	976,495	0	0	127,248,769
EQUITY MUTUAL FUNDS 77.89%
Empower Ariel Mid Cap Value Fund Institutional Class	696,568	6,425,068	988,490	265,233	(27,920)	(119,956)	-	-	7,028,369
Empower Emerging Markets Equity Fund Institutional Class	5,267,393	45,696,484	3,300,456	4,014,834	263,459	4,268,022	-	-	49,250,128
Empower International Growth Fund Institutional Class	5,728,567	51,373,928	4,394,080	2,312,328	866,722	2,397,846	-	-	55,853,526
Empower International Index Fund Institutional Class	10,922,794	109,516,154	8,544,838	5,184,565	124,238	5,745,114	-	-	118,621,541

Semi-Annual Report - June 28, 2024

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower International Value Fund Institutional Class	7,132,772	$57,920,326	$4,909,091	$2,800,059	$702,139	$2,739,033	$-	$-	$62,768,391
Empower Large Cap Growth Fund Institutional Class	6,178,242	69,331,606	4,212,170	11,494,017	(196,879)	13,695,485	-	-	75,745,244
Empower Large Cap Value Fund Institutional Class	10,785,413	75,317,028	3,640,219	4,618,235	704,251	7,630,124	-	-	81,969,136
Empower Mid Cap Value Fund Institutional Class	3,217,559	25,770,410	2,120,361	1,329,165	(33,978)	1,656,387	-	-	28,217,993
Empower Real Estate Index Fund Institutional Class	1,197,788	9,061,971	1,570,375	487,751	86,804	(95,156)	-	-	10,049,439
Empower S&P 500® Index Fund Institutional Class	17,550,306	144,939,330	6,390,689	17,838,530	(2,548,980)	23,934,760	-	-	157,426,249
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,135,496	61,891,615	5,696,182	3,737,848	(235,873)	4,000,085	-	-	67,850,034
Empower S&P Small Cap 600® Index Fund Institutional Class	7,894,928	46,144,626	7,346,619	1,852,215	231,828	(558,849)	-	-	51,080,181
Empower Small Cap Growth Fund Institutional Class	433,520	4,410,880	471,623	279,611	(1,562)	282,883	-	-	4,885,775
Empower Small Cap Value Fund Institutional Class	3,886,567	24,475,913	3,203,765	1,145,283	287,431	477,246	-	-	27,011,641
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,169,829	29,897,748	3,183,091	1,800,160	(313,724)	1,340,943	-	-	32,621,622
					(92,044)	67,393,967	0	0	830,379,269
FIXED INTEREST CONTRACT 1.08%
Empower of America Contract	11,507,837	10,485,315	1,437,893	514,516	-	-	99,145	-	11,507,837
					0	0	99,145	0	11,507,837
				Total	$(979,726)	$68,370,462	$99,145	$0	$969,135,875
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 8.22%
Empower Bond Index Fund Institutional Class	1,352,739	$9,420,853	$2,274,989	$485,356	$(82,682)	$30,776	$-	$-	$11,241,262
Empower Core Bond Fund Institutional Class	653,909	4,604,673	1,088,631	253,694	(48,054)	53,222	-	-	5,492,832
Empower Global Bond Fund Institutional Class	614,930	3,895,881	961,198	144,706	(23,944)	(63,502)	-	-	4,648,871
Empower High Yield Bond Fund Institutional Class	324,893	2,658,245	561,355	122,557	(8,766)	90,162	-	-	3,187,205
Empower Inflation-Protected Securities Fund Institutional Class	61,757	462,682	107,485	26,412	(4,035)	11,437	-	-	555,192
Empower Multi-Sector Bond Fund Institutional Class	538,495	3,740,255	825,644	195,085	(33,770)	93,306	-	-	4,464,120
Empower Short Duration Bond Fund Institutional Class	87,837	710,479	165,975	40,688	(2,147)	16,254	-	-	852,020
					(203,398)	231,655	0	0	30,441,502

Semi-Annual Report - June 28, 2024

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
EQUITY MUTUAL FUNDS 81.43%
Empower Ariel Mid Cap Value Fund Institutional Class	245,207	$2,068,891	$516,414	$70,344	$(8,824)	$(40,822)	$-	$-	$2,474,139
Empower Emerging Markets Equity Fund Institutional Class	2,026,376	16,054,959	2,374,880	1,457,203	(273,874)	1,973,983	-	-	18,946,619
Empower International Growth Fund Institutional Class	2,138,307	17,485,128	2,878,027	853,983	(160,323)	1,339,321	-	-	20,848,493
Empower International Index Fund Institutional Class	4,071,091	37,239,160	6,100,082	1,087,237	146,899	1,960,041	-	-	44,212,046
Empower International Value Fund Institutional Class	2,660,579	19,703,040	3,385,318	737,892	168,246	1,062,631	-	-	23,413,097
Empower Large Cap Growth Fund Institutional Class	2,181,400	22,317,872	2,629,934	2,758,202	5,966	4,554,355	-	-	26,743,959
Empower Large Cap Value Fund Institutional Class	3,801,335	24,310,021	3,203,401	1,151,252	291,559	2,527,976	-	-	28,890,146
Empower Mid Cap Value Fund Institutional Class	1,134,885	8,296,425	1,438,118	235,059	98,377	453,459	-	-	9,952,943
Empower Real Estate Index Fund Institutional Class	424,280	2,941,813	796,533	218,373	(32,942)	39,737	-	-	3,559,710
Empower S&P 500® Index Fund Institutional Class	6,197,179	47,006,709	4,755,281	3,791,358	(358,328)	7,618,061	-	-	55,588,693
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,871,772	19,999,985	3,531,393	779,258	64,872	1,198,458	-	-	23,950,578
Empower S&P Small Cap 600® Index Fund Institutional Class	2,992,943	16,027,824	4,023,475	840,624	(262,245)	153,668	-	-	19,364,343
Empower Small Cap Growth Fund Institutional Class	163,345	1,528,930	293,996	110,303	(26,524)	128,278	-	-	1,840,901
Empower Small Cap Value Fund Institutional Class	1,472,621	8,511,169	1,855,359	602,854	(185,286)	471,042	-	-	10,234,716
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,823,468	9,688,374	1,824,091	477,579	(141,671)	471,195	-	-	11,506,081
					(674,098)	23,911,383	0	0	301,526,464
FIXED INTEREST CONTRACT 0.53%
Empower of America Contract	1,963,635	1,635,679	403,175	93,327	-	-	18,108	-	1,963,635
					0	0	18,108	0	1,963,635
				Total	$(877,496)	$24,143,038	$18,108	$0	$333,931,601
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 7.14%
Empower Bond Index Fund Institutional Class	1,825,288	$13,537,054	$2,416,948	$897,124	$(193,813)	$111,265	$-	$-	$15,168,143
Empower Core Bond Fund Institutional Class	886,394	6,648,693	1,148,192	448,548	(95,455)	97,370	-	-	7,445,707
Empower Global Bond Fund Institutional Class	837,751	5,656,717	1,022,235	259,822	(40,782)	(85,730)	-	-	6,333,400

Semi-Annual Report - June 28, 2024

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower High Yield Bond Fund Institutional Class	441,800	$3,853,705	$574,315	$200,972	$4,898	$107,006	$-	$-	$4,334,054
Empower Multi-Sector Bond Fund Institutional Class	730,224	5,401,701	850,803	337,166	(57,991)	138,221	-	-	6,053,559
Empower Short Duration Bond Fund Institutional Class	86,925	749,705	127,295	51,067	(3,002)	17,235	-	-	843,168
					(386,145)	385,367	0	0	40,178,031
EQUITY MUTUAL FUNDS 82.20%
Empower Ariel Mid Cap Value Fund Institutional Class	366,773	3,299,936	596,231	92,494	25,185	(102,936)	-	-	3,700,737
Empower Emerging Markets Equity Fund Institutional Class	3,272,993	27,640,405	2,733,734	2,482,535	84,840	2,710,878	-	-	30,602,482
Empower International Growth Fund Institutional Class	3,364,329	29,327,141	3,405,188	1,632,089	200,394	1,701,973	-	-	32,802,213
Empower International Index Fund Institutional Class	6,407,255	62,511,010	6,722,935	2,536,999	524,329	2,885,839	-	-	69,582,785
Empower International Value Fund Institutional Class	4,179,883	33,060,105	3,625,233	1,682,009	218,930	1,779,641	-	-	36,782,970
Empower Large Cap Growth Fund Institutional Class	3,245,496	35,458,989	2,892,472	5,417,030	149,710	6,855,348	-	-	39,789,779
Empower Large Cap Value Fund Institutional Class	5,654,909	38,463,712	3,095,015	2,899,730	4,080	4,318,312	-	-	42,977,309
Empower Mid Cap Value Fund Institutional Class	1,690,442	13,182,412	1,421,108	471,487	149,853	693,147	-	-	14,825,180
Empower Real Estate Index Fund Institutional Class	652,339	4,805,873	998,719	285,487	46,309	(45,977)	-	-	5,473,128
Empower S&P 500® Index Fund Institutional Class	9,226,730	74,136,827	5,009,021	8,568,619	(1,056,575)	12,186,539	-	-	82,763,768
Empower S&P Mid Cap 400® Index Fund Institutional Class	4,271,025	31,621,602	3,608,962	1,341,400	214,249	1,731,183	-	-	35,620,347
Empower S&P Small Cap 600® Index Fund Institutional Class	4,780,731	27,206,959	5,140,073	1,252,672	(27,448)	(163,032)	-	-	30,931,328
Empower Small Cap Growth Fund Institutional Class	258,868	2,566,275	340,229	168,478	(13,124)	179,415	-	-	2,917,441
Empower Small Cap Value Fund Institutional Class	2,352,987	14,418,448	2,205,369	659,432	71,751	388,876	-	-	16,353,261
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,708,331	15,240,226	2,007,824	908,144	(230,111)	749,660	-	-	17,089,566
					362,372	35,868,866	0	0	462,212,294
FIXED INTEREST CONTRACT 0.36%
Empower of America Contract	2,023,876	1,797,128	332,226	122,783	-	-	17,305	-	2,023,876
					0	0	17,305	0	2,023,876
				Total	$(23,773)	$36,254,233	$17,305	$0	$504,414,201

Semi-Annual Report - June 28, 2024

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 6.75%
Empower Bond Index Fund Institutional Class	223,709	$1,359,352	$636,302	$143,695	$(12,243)	$7,061	$-	$-	$1,859,020
Empower Core Bond Fund Institutional Class	108,486	666,280	309,526	73,961	(7,360)	9,441	-	-	911,286
Empower Global Bond Fund Institutional Class	108,908	601,818	289,031	59,210	(4,992)	(8,295)	-	-	823,344
Empower High Yield Bond Fund Institutional Class	54,047	386,835	168,334	40,262	(2,482)	15,289	-	-	530,196
Empower Multi-Sector Bond Fund Institutional Class	89,570	542,705	246,900	62,034	(5,315)	14,967	-	-	742,538
Empower Short Duration Bond Fund Institutional Class	10,627	75,243	34,500	8,158	100	1,498	-	-	103,083
					(32,292)	39,961	0	0	4,969,467
EQUITY MUTUAL FUNDS 82.17%
Empower Ariel Mid Cap Value Fund Institutional Class	46,653	343,546	171,171	46,986	(12,377)	2,999	-	-	470,730
Empower Emerging Markets Equity Fund Institutional Class	451,668	3,100,143	1,240,430	513,732	(46,814)	396,254	-	-	4,223,095
Empower International Growth Fund Institutional Class	451,732	3,214,845	1,342,426	397,338	(16,104)	244,450	-	-	4,404,383
Empower International Index Fund Institutional Class	860,857	6,835,641	2,820,027	742,506	(48,315)	435,750	-	-	9,348,912
Empower International Value Fund Institutional Class	562,832	3,623,589	1,464,701	391,852	(34,509)	256,486	-	-	4,952,924
Empower Large Cap Growth Fund Institutional Class	412,100	3,684,695	1,272,368	574,545	118,276	669,825	-	-	5,052,343
Empower Large Cap Value Fund Institutional Class	719,077	3,992,785	1,469,030	551,134	(78,280)	554,304	-	-	5,464,985
Empower Mid Cap Value Fund Institutional Class	214,277	1,369,380	551,179	143,491	(9,670)	102,142	-	-	1,879,210
Empower Real Estate Index Fund Institutional Class	86,064	520,425	264,981	79,586	(11,867)	16,257	-	-	722,077
Empower S&P 500® Index Fund Institutional Class	1,173,086	7,706,377	2,553,304	1,174,993	(175,480)	1,437,895	-	-	10,522,583
Empower S&P Mid Cap 400® Index Fund Institutional Class	541,725	3,290,948	1,322,260	385,778	(82,754)	290,553	-	-	4,517,983
Empower S&P Small Cap 600® Index Fund Institutional Class	648,623	3,031,164	1,508,853	394,362	(71,111)	50,937	-	-	4,196,592
Empower Small Cap Growth Fund Institutional Class	35,101	284,806	125,741	37,236	(2,166)	22,275	-	-	395,586
Empower Small Cap Value Fund Institutional Class	319,126	1,605,378	737,798	215,732	(34,948)	90,483	-	-	2,217,927
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	343,372	1,581,130	690,581	208,377	(50,219)	103,344	-	-	2,166,678
					(556,338)	4,673,954	0	0	60,536,008
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	250,339	182,694	81,741	20,414	-	-	6,318	-	250,339
					0	0	6,318	0	250,339
				Total	$(588,630)	$4,713,915	$6,318	$0	$65,755,814

Semi-Annual Report - June 28, 2024

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$17,559,330	$50,558,169
Empower Lifetime 2020 Fund	40,503,714	34,182,049
Empower Lifetime 2025 Fund	126,273,436	120,986,571
Empower Lifetime 2030 Fund	120,042,465	35,802,508
Empower Lifetime 2035 Fund	108,915,640	110,238,050
Empower Lifetime 2040 Fund	87,608,533	22,604,495
Empower Lifetime 2045 Fund	87,598,327	70,271,334
Empower Lifetime 2050 Fund	52,284,498	17,376,856
Empower Lifetime 2055 Fund	58,068,161	36,416,623
Empower Lifetime 2060 Fund	21,931,976	6,424,708
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the ECM website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the ECM Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the SEC website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the SEC website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of each of the following series of the Company: (i) Empower Lifetime 2015 Fund; (ii); Empower Lifetime 2020 Fund; (iii) Empower Lifetime 2025 Fund; (iv) Empower Lifetime 2030 Fund; (v) Empower Lifetime 2035 Fund; (vi) Empower Lifetime 2040 Fund; (vii) Empower Lifetime 2045 Fund; (viii) Empower Lifetime 2050 Fund; (ix) Empower Lifetime 2055 Fund; and (x) Empower Lifetime 2060 Fund.  (The Funds and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  Also, in advance of the April Board Meeting, the Independent Directors met with ECM representatives to review management’s responses to supplemental requests regarding the Funds.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Funds and their shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds.  The Board also considered ECM’s reputation for management of its investment strategies and its decision-making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund.  The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against a Morningstar target date index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Empower Lifetime 2020 Fund; (ii) Empower Lifetime 2030 Fund; (iii) Empower Lifetime 2040 Fund; and (iv) Empower Lifetime 2050 Fund.  In addition, the Board noted that Empower Lifetime 2060 Fund was launched on May 1, 2019.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to the applicable Morningstar index as well as the Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Lifetime 2015 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023, were in the fourth, second, second and third quintiles, respectively, of its performance universe, which exceeded the performance universe median for each of the three- and five-year periods ended December 31, 2023, equaled the performance universe median for the ten-year period ended December 31, 2023, and had a specific ranking in the 69th percentile for the one-year period ended December 31, 2023.  The annualized returns of the Institutional Class exceeded its performance universe median for the three- and five-year periods ended December 31, 2023, ranking in the first quintile of its performance universe for each such period, and ranked in the third quintile (57th percentile) of its performance universe for the one-year period ended December 31, 2023.  The Fund outperformed the Morningstar index for each period reviewed with the exception of the Investor Class for the one-year period ended December 31, 2023.
Empower Lifetime 2020 Fund:  The annualized returns of the Investor Class were in the fourth, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, exceeding its performance universe median for the three-year period and specifically ranking in the 72nd and 52nd percentiles for the one- and three-year periods, respectively.  As to the Institutional Class, the annualized returns were in the fourth, first and first quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, exceeding its performance universe median for the three- and five-year periods and specifically ranking in the 61st percentile for the one-year period.  The Fund outperformed the Morningstar index for each period reviewed with the exception of the one-year period ended December 31, 2023, with the Institutional Class underperforming the index by one basis point for such period.
Empower Lifetime 2025 Fund: For the Investor Class, the annualized returns were in the fourth, second, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively, exceeding its performance universe median for each period with the exception of the one-year period, as to which the annualized returns specifically ranked in the 63rd percentile of its performance universe.  As to the Institutional Class, the annualized returns were in the third, first and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, similarly exceeding its performance universe median for the three- and five-year periods and specifically ranking in the 56th percentile of its performance universe for the one-year period.  The Fund outperformed the Morningstar index for each period reviewed with the exception of the Investor Class for the one-year period ended December 31, 2023.
Empower Lifetime 2030 Fund: The annualized returns of the Fund’s Investor Class ranked in the fourth, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, which exceeded the performance universe median for the three-year period ended December 31, 2023, and ranked specifically in the 75th and 60th percentiles for the one- and five-year periods ended December 31, 2023, respectively.  For the Institutional

Class, the annualized returns ranked in the fourth, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, which exceeded the performance universe median for the three- and five-year periods ended December 31, 2023, and ranked specifically in the 71st percentile for the one-year period ended December 31, 2023.  The Fund outperformed the Morningstar index for each period reviewed with the exception of the Investor Class for the one-year period ended December 31, 2023.
Empower Lifetime 2035 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023, were in the fifth, fourth, fourth and third quintiles, respectively, of its performance universe, with specific rankings in the 66th, 74th and 53rd percentiles for the three-, five- and ten-year periods, respectively.  The annualized returns of the Institutional Class exceeded its performance universe median for the three-year period ended December 31, 2023, equaled its performance universe median for the five-year period ended December 31, 2023, and ranked in the fourth quintile of its performance universe (79th percentile) for the one-year period ended December 31, 2023.  The Fund outperformed the Morningstar index for each period reviewed with the exception of the Investor Class for the one-year period ended December 31, 2023.
Empower Lifetime 2040 Fund: The annualized returns of the Investor Class ranked in the fifth, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, with specific rankings in the 71st and 75th percentiles for the three- and five-year periods, respectively.  As to the Institutional Class, the annualized returns ranked in the fifth, third and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, with specific rankings in the 55th and 56th percentiles for the three- and five-year periods, respectively.  The Fund outperformed the Morningstar index for each period reviewed with the exception of the one-year period ended December 31, 2023.
Empower Lifetime 2045 Fund: The annualized returns of the Investor Class for each of the three-, five- and ten-year periods ended December 31, 2023 were in the fourth quintile of its performance universe, specifically ranking in the 65th percentile for the ten-year period, while the annualized returns for the one-year period ended December 31, 2023 were in the fifth quintile of its performance universe.  For the Institutional Class, the annualized returns were in the fifth, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, and specifically ranked in the 62nd percentile for each of the three- and five-year periods ended December 31, 2023.  Although the Investor Class underperformed the Morningstar index for each period reviewed, its performance for the five-year period ended December 31, 2023 was one basis point below the Morningstar index.  The Institutional Class exceeded the Morningstar index for the three- and five-year periods ended December 31, 2023, and underperformed the index for the one-year period ended December 31, 2023.
Empower Lifetime 2050 Fund: For the Investor Class, the annualized returns were in the fifth, fourth and fifth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively.  As to the Institutional Class, its annualized returns were in the fifth, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, with specific rankings for the three- and five-year periods in the 61st and 69th percentiles, respectively.  The Institutional Class exceeded the Morningstar index for the five-year period ended December 31, 2023, and the Fund underperformed or approximated the index for each other period reviewed.
Empower Lifetime 2055 Fund: For the Investor Class, the annualized returns were in the fifth quintile of its performance universe for each of the one-, three and five-year periods ended December 31, 2023, and in the fourth quintile of its performance universe for the ten-year period ended December 31, 2023.  As to the Institutional Class, the annualized returns were in the fifth, fourth and fourth quintiles of its performance universe for the one, three- and five-year periods ended December 31, 2023.  The Fund underperformed or approximated the Morningstar index for each period reviewed with the exception of the Institutional Class for the five-year period ended December 31, 2023.
Empower Lifetime 2060 Fund: The annualized returns of each class of the Fund for the one-year period ended December 31, 2023 ranked in the fifth quintile of its respective performance universe.  The annualized returns of the Fund’s Investor Class and Institutional Class for the three-year period ended December 31, 2023 ranked in the fifth and fourth quintiles, respectively, of its performance universe.  The Fund underperformed or approximated the Morningstar index for each period reviewed.
In evaluating the comparative performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives.  As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities.  Thus, the Board took into account ECM’s asset allocation processes and the oversight thereof, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective.  Moreover, the Board considered its discussion of the Funds’ overall performance with ECM representatives, including in advance of and at the April Board Meeting, and noted ECM’s intention to take steps to seek to improve performance.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds.  With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds.  In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2025, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.  In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including underlying fund expenses, with respect to the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
Empower Lifetime 2015 Fund: Although, for each class of the Fund, the total annual operating expense ratio, including underlying fund expenses, was above its respective peer group median expense ratio and, as to the Investor Class, ranked in the fourth quintile, the ranking for the Institutional Class was in the third quintile (60th percentile) of its peer group.
Empower Lifetime 2025 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund ranked in the fourth quintile of its respective peer group, above its respective peer group median.
Empower Lifetime 2030 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was above its respective peer group median and ranked in the fourth and fifth quintiles for the Investor Class and Institutional Class, respectively.
Empower Lifetime 2020 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund and Empower Lifetime 2060 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund ranked in the fifth quintile of its respective peer group.
As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.  The Board considered the Independent Consultant’s analysis of each Fund’s fees relative to its respective peer group, including the Independent Consultant’s assessment that the management fees and non-management fee expenses for each Fund generally are in-line with or below those of peer funds and that the fourth or fifth quintile ranking for each Fund’s total annual operating expense ratio (with the exception of the Institutional Class for Empower Lifetime 2015 Fund) is attributable primarily to underlying fund expenses.  Moreover, the Board took into account the additional reviews performed by and the related commentary provided by ECM regarding the Funds.  In this connection, the Board noted the factors identified by ECM as contributing to the Funds’ rankings, including the use of internally-managed or sub-advised strategies, the allocation to actively managed strategies opposite passively managed strategies, the scale of underlying funds and the share class structure - factors that had also been identified independently by the Independent Consultant - and that, after considering differences among peer funds with respect to the foregoing, ECM believes that each Fund’s total expense ratio is reasonable.  In addition to considering all of the foregoing, the Board placed particular importance on the Independent Consultant’s overall conclusion that each Fund’s management fees and expenses are reasonable relative to the quality of services provided, expenses of similar funds and the profitability of ECM.
In addition, the Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, with respect to Empower Lifetime 2020 Fund and Empower Lifetime 2060 Fund in particular, the Board noted that ECM reported a negative margin associated with its management of each of such Funds.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders.  The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund invests in a fixed income contract issued and guaranteed by Empower of America.   The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024